Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund V
Entity Central Index Key	0000823535
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Freedom 2040 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,974 $10,655 $13,170 $11,868 $15,253 $18,194 $21,438 $17,533 $20,842 $23,572 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,841 $17,068 $20,411 $23,193 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 13.10% 9.10% 8.95% Fidelity VIP Freedom 2040 Composite Index℠ 13.63% 8.54% 8.78% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,922,751
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.8 International Equity Funds 38.5 Bond Funds 13.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.8 International Equity Funds - 38.5 Bond Funds - 13.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 25.6 VIP Growth Portfolio - Initial Class 13.9 VIP Emerging Markets Portfolio - Initial Class 12.9 VIP Growth & Income Portfolio - Initial Class 9.4 VIP Contrafund Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Equity-Income Portfolio - Initial Class 6.8 VIP Value Portfolio - Initial Class 4.8 VIP Value Strategies Portfolio - Initial Class 2.4 Fidelity International Bond Index Fund 2.3 94.5
VIP Investor Freedom 2035 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2035 Portfolio℠
Class Name	VIP Investor Freedom 2035 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2035 Portfolio℠ $10,000 $10,866 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $10,935 S&P 500® Index $10,000 $11,636 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2035 Portfolio℠ 10.94% 11.47% Fidelity VIP Freedom 2035 Composite Index℠ 11.50% 12.21% S&P 500® Index 25.02% 24.34% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,341,796
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,341,796
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	37%

Holdings [Text Block]	Domestic Equity Funds 39.1 International Equity Funds 32.7 Bond Funds 28.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.1 International Equity Funds - 32.7 Bond Funds - 28.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 21.5 VIP Investment Grade Bond II Portfolio - Investor Class 12.1 VIP Growth Portfolio - Investor Class 11.4 VIP Emerging Markets Portfolio - Investor Class 11.2 Fidelity Long-Term Treasury Bond Index Fund 7.9 VIP Growth & Income Portfolio - Investor Class 7.7 VIP Contrafund Portfolio - Investor Class 6.8 VIP Equity Income Portfolio - Investor Class 5.6 Fidelity Inflation-Protected Bond Index Fund 4.1 VIP Value Portfolio - Investor Class 3.9 92.2
VIP Freedom 2010 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,947 $10,467 $11,807 $11,303 $13,084 $14,685 $15,507 $13,388 $14,618 $15,357 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $9,984 $10,555 $11,726 $11,465 $13,141 $14,510 $15,300 $13,328 $14,643 $15,490 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 5.06% 3.26% 4.38% Fidelity VIP Freedom 2010 Composite Index℠ 5.78% 3.34% 4.47% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 249,525,780
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.4 Domestic Equity Funds 13.4 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.4 Domestic Equity Funds - 13.4 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 37.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 6.2 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.4 Fidelity Long-Term Treasury Bond Index Fund 2.9 VIP Growth & Income Portfolio - Initial Class 2.6 VIP Contrafund Portfolio - Initial Class 2.3 94.3
VIP Freedom 2020 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,973 $10,583 $12,342 $11,618 $13,957 $16,058 $17,579 $14,821 $16,659 $17,944 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $9,960 $10,663 $12,190 $11,734 $13,901 $15,674 $17,037 $14,442 $16,306 $17,620 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 7.71% 5.15% 6.02% Fidelity VIP Freedom 2020 Composite Index℠ 8.05% 4.85% 5.83% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 536,951,422
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 24.4 International Equity Funds 22.7 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 24.4 International Equity Funds - 22.7 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.3 VIP Overseas Portfolio - Initial Class 14.4 Fidelity Inflation-Protected Bond Index Fund 13.3 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 7.1 VIP Growth & Income Portfolio - Initial Class 4.8 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity International Bond Index Fund 4.0 VIP Equity-Income Portfolio - Initial Class 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.4 93.4
VIP Freedom 2070 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 5	0.10%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 504,235
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Fixed-Income Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Fixed-Income Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Freedom 2065 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,161 $13,285 $15,607 $12,728 $15,162 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 13.61% 9.07% 9.96% Fidelity VIP Freedom 2065 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,325,971
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,994 $10,278 $11,690 $11,034 $13,021 $14,914 $16,358 $13,879 $15,636 $16,923 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,032 $10,667 $12,015 $11,583 $13,624 $15,355 $16,754 $14,416 $16,374 $17,861 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 8.23% 5.38% 5.40% Fidelity Asset Manager 50% Composite Index℠ 9.08% 5.56% 5.97% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 904,415,380
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 4,688,967
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 2.6 AA 0.2 A 2.9 BBB 5.7 BB 1.3 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 0.7 Equities 56.9 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 2.6 AA - 0.2 A - 2.9 BBB - 5.7 BB - 1.3 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.7 Equities - 56.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.7 Information Technology 13.4 Industrials 6.6 Consumer Discretionary 6.1 Health Care 5.3 Communication Services 4.5 Consumer Staples 2.6 Energy 2.4 Real Estate 2.0 Materials 2.0 Utilities 1.2 Equities 55.9 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Equities - 55.9 Bonds - 39.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.9 Microsoft Corp 2.3 Fannie Mae Mortgage pass-thru certificates 2.2 NVIDIA Corp 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 2.1 Ginnie Mae II Pool 1.7 Freddie Mac Gold Pool 1.5 Alphabet Inc Class A 1.5 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,001 $10,236 $12,149 $11,211 $13,755 $16,120 $18,359 $15,250 $17,728 $19,630 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,015 $10,811 $12,619 $11,951 $14,563 $16,749 $18,997 $16,013 $18,717 $20,950 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 10.73% 7.37% 6.98% Fidelity Asset Manager 70% Composite Index℠ 11.93% 7.54% 7.68% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,549,788
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 1,610,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.1 AAA 1.4 AA 0.1 A 1.5 BBB 3.0 BB 1.1 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 72.9 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.1 AAA - 1.4 AA - 0.1 A - 1.5 BBB - 3.0 BB - 1.1 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.6 Equities - 72.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.9 Financials 14.6 Industrials 8.2 Consumer Discretionary 7.8 Health Care 6.5 Communication Services 5.5 Consumer Staples 3.1 Energy 2.9 Materials 2.4 Real Estate 1.8 Utilities 1.4 Equities 72.0 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.0 Bonds - 23.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Microsoft Corp 2.9 NVIDIA Corp 2.8 Apple Inc 2.7 Fidelity Blue Chip Growth ETF 2.6 US Treasury Bonds 2.2 Alphabet Inc Class A 1.8 Amazon.com Inc 1.8 Fidelity Hedged Equity ETF 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 27.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 20% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,983 $10,249 $10,986 $10,785 $11,892 $12,840 $13,291 $12,006 $12,956 $13,655 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,048 $10,383 $11,033 $10,937 $12,089 $13,029 $13,453 $12,145 $13,201 $13,917 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 5.39% 2.80% 3.16% Fidelity VIP FundsManager 20% Composite Index℠ 5.43% 2.86% 3.36% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,977,229
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 709,392
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 48.6 Short-Term Funds 19.6 Domestic Equity Funds 14.4 International Equity Funds 7.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 8.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.6 Short-Term Funds - 19.6 Domestic Equity Funds - 14.4 International Equity Funds - 7.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.3 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 19.6 VIP Stock Selector All Cap Portfolio - Investor Class 10.1 Fidelity Overseas Fund 2.3 Fidelity Emerging Markets Fund 1.8 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.0 Fidelity High Income Fund 0.8 83.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 30% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,480 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 6.42% 6.54% Fidelity VIP FundsManager 30% Composite Index℠ 6.50% 7.02% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,740,183
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 10,778
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 48.7 Domestic Equity Funds 20.4 Short-Term Funds 12.9 International Equity Funds 11.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.7 Domestic Equity Funds - 20.4 Short-Term Funds - 12.9 International Equity Funds - 11.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.4 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 VIP Stock Selector All Cap Portfolio - Investor Class 14.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.9 Fidelity Overseas Fund 3.8 Fidelity Emerging Markets Fund 3.3 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 Fidelity International Discovery Fund 1.1 84.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,943 $10,358 $11,224 $10,968 $12,244 $13,504 $13,912 $12,207 $13,140 $13,693 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,012 $10,397 $11,135 $11,058 $12,258 $13,314 $13,734 $12,175 $13,190 $13,828 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 4.20% 2.26% 3.19% Fidelity VIP Freedom Income Composite Index℠ 4.84% 2.44% 3.29% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,636,009
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 62.4 Short-Term Funds 15.4 International Equity Funds 12.8 Domestic Equity Funds 9.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 Short-Term Funds - 15.4 International Equity Funds - 12.8 Domestic Equity Funds - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 39.3 Fidelity Inflation-Protected Bond Index Fund 16.0 VIP Government Money Market Portfolio - Initial Class 15.4 VIP Overseas Portfolio - Initial Class 7.4 VIP Emerging Markets Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.2 VIP Growth Portfolio - Initial Class 2.8 Fidelity Long-Term Treasury Bond Index Fund 2.7 VIP Growth & Income Portfolio - Initial Class 1.9 VIP Contrafund Portfolio - Initial Class 1.7 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2015 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,949 $10,504 $12,059 $11,422 $13,475 $15,303 $16,434 $14,004 $15,494 $16,456 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $9,970 $10,622 $12,001 $11,636 $13,578 $15,155 $16,227 $13,946 $15,534 $16,608 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 6.21% 4.08% 5.11% Fidelity VIP Freedom 2015 Composite Index℠ 6.91% 4.11% 5.20% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,148,499
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.1 Domestic Equity Funds 18.8 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.1 Domestic Equity Funds - 18.8 Short-Term Funds - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 34.3 Fidelity Inflation-Protected Bond Index Fund 14.1 VIP Overseas Portfolio - Initial Class 11.9 VIP Emerging Markets Portfolio - Initial Class 7.2 VIP Government Money Market Portfolio - Initial Class 5.8 VIP Growth Portfolio - Initial Class 5.5 VIP Growth & Income Portfolio - Initial Class 3.7 Fidelity International Bond Index Fund 3.7 VIP Contrafund Portfolio - Initial Class 3.3 Fidelity Long-Term Treasury Bond Index Fund 3.0 92.5
VIP Freedom 2035 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,969 $10,654 $13,142 $11,919 $15,196 $17,973 $20,751 $17,079 $19,957 $22,158 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $9,894 $10,836 $13,083 $12,223 $15,304 $17,691 $20,172 $16,654 $19,549 $21,797 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.03% 7.84% 8.28% Fidelity VIP Freedom 2035 Composite Index℠ 11.50% 7.33% 8.10% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 372,945,696
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 39.1 International Equity Funds 32.7 Bond Funds 28.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.1 International Equity Funds - 32.7 Bond Funds - 28.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 21.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.2 VIP Growth Portfolio - Initial Class 11.4 VIP Emerging Markets Portfolio - Initial Class 11.2 Fidelity Long-Term Treasury Bond Index Fund 7.9 VIP Growth & Income Portfolio - Initial Class 7.7 VIP Contrafund Portfolio - Initial Class 6.9 VIP Equity-Income Portfolio - Initial Class 5.6 Fidelity Inflation-Protected Bond Index Fund 4.1 VIP Value Portfolio - Initial Class 3.9 92.4
VIP Freedom 2050 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,942 $10,594 $13,063 $11,740 $15,053 $17,912 $21,049 $17,162 $20,455 $23,227 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 13.55% 9.06% 8.79% Fidelity VIP Freedom 2050 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 168,362,171
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP FundsManager 20% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,997 $10,290 $11,035 $10,851 $11,980 $12,963 $13,437 $12,147 $13,138 $13,864 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,048 $10,383 $11,033 $10,937 $12,089 $13,029 $13,453 $12,145 $13,201 $13,917 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.53% 2.96% 3.32% Fidelity VIP FundsManager 20% Composite Index℠ 5.43% 2.86% 3.36% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,977,229
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 709,392
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 48.6 Short-Term Funds 19.6 Domestic Equity Funds 14.4 International Equity Funds 7.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 8.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.6 Short-Term Funds - 19.6 Domestic Equity Funds - 14.4 International Equity Funds - 7.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.3 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 19.6 VIP Stock Selector All Cap Portfolio - Investor Class 10.1 Fidelity Overseas Fund 2.3 Fidelity Emerging Markets Fund 1.8 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.0 Fidelity High Income Fund 0.8 83.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 20% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 20% Portfolio
Class Name	VIP FundsManager® 20% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,997 $10,281 $11,034 $10,850 $11,978 $12,950 $13,434 $12,145 $13,135 $13,860 Fidelity VIP FundsManager 20% Composite Index℠ $10,000 $10,048 $10,383 $11,033 $10,937 $12,089 $13,029 $13,453 $12,145 $13,201 $13,917 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 5.52% 2.96% 3.32% Fidelity VIP FundsManager 20% Composite Index℠ 5.43% 2.86% 3.36% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,977,229
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 709,392
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 48.6 Short-Term Funds 19.6 Domestic Equity Funds 14.4 International Equity Funds 7.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 8.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.6 Short-Term Funds - 19.6 Domestic Equity Funds - 14.4 International Equity Funds - 7.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.3 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 19.6 VIP Stock Selector All Cap Portfolio - Investor Class 10.1 Fidelity Overseas Fund 2.3 Fidelity Emerging Markets Fund 1.8 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Long-Term Treasury Bond Index Fund 1.0 Fidelity High Income Fund 0.8 83.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 40% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,561 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 7.46% 7.63% Fidelity VIP FundsManager 40% Composite Index℠ 7.78% 8.33% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,604,924
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 18,586
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 43.8 Domestic Equity Funds 26.3 International Equity Funds 15.8 Short-Term Funds 8.4 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.8 Domestic Equity Funds - 26.3 International Equity Funds - 15.8 Short-Term Funds - 8.4 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 19.9 VIP Investment Grade Bond II Portfolio - Investor Class 19.8 VIP Stock Selector All Cap Portfolio - Investor Class 19.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 8.4 Fidelity Overseas Fund 5.2 Fidelity Emerging Markets Fund 4.3 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 60% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,041 $10,522 $12,309 $11,517 $13,876 $15,975 $17,947 $15,244 $17,404 $19,071 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,051 $10,711 $12,252 $11,714 $14,057 $15,964 $17,855 $15,128 $17,431 $19,242 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.58% 6.57% 6.67% Fidelity VIP FundsManager 60% Composite Index℠ 10.39% 6.48% 6.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,873,861,179
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 6,697,647
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 38.2 Bond Funds 33.8 International Equity Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.2 Bond Funds - 33.8 International Equity Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.1 Fidelity Total Bond Fund 15.0 VIP Investment Grade Bond II Portfolio - Investor Class 14.9 Fidelity Overseas Fund 7.0 Fidelity Emerging Markets Fund 6.4 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.7 Fidelity Stock Selector Small Cap Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 81.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2010 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,969 $10,503 $11,858 $11,372 $13,191 $14,826 $15,684 $13,556 $14,814 $15,593 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $9,984 $10,555 $11,726 $11,465 $13,141 $14,510 $15,300 $13,328 $14,643 $15,490 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 5.26% 3.40% 4.54% Fidelity VIP Freedom 2010 Composite Index℠ 5.78% 3.34% 4.47% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 249,525,780
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.4 Domestic Equity Funds 13.4 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.4 Domestic Equity Funds - 13.4 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 37.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 6.2 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.4 Fidelity Long-Term Treasury Bond Index Fund 2.9 VIP Growth & Income Portfolio - Initial Class 2.6 VIP Contrafund Portfolio - Initial Class 2.3 94.3
VIP FundsManager 40% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,561 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 7.56% 7.69% Fidelity VIP FundsManager 40% Composite Index℠ 7.78% 8.33% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,604,924
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 18,586
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 43.8 Domestic Equity Funds 26.3 International Equity Funds 15.8 Short-Term Funds 8.4 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.8 Domestic Equity Funds - 26.3 International Equity Funds - 15.8 Short-Term Funds - 8.4 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 19.9 VIP Investment Grade Bond II Portfolio - Investor Class 19.8 VIP Stock Selector All Cap Portfolio - Investor Class 19.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 8.4 Fidelity Overseas Fund 5.2 Fidelity Emerging Markets Fund 4.3 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,997 $10,231 $12,144 $11,202 $13,748 $16,098 $18,333 $15,225 $17,693 $19,591 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,015 $10,811 $12,619 $11,951 $14,563 $16,749 $18,997 $16,013 $18,717 $20,950 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.73% 7.34% 6.96% Fidelity Asset Manager 70% Composite Index℠ 11.93% 7.54% 7.68% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,549,788
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 1,610,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.1 AAA 1.4 AA 0.1 A 1.5 BBB 3.0 BB 1.1 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 72.9 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.1 AAA - 1.4 AA - 0.1 A - 1.5 BBB - 3.0 BB - 1.1 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.6 Equities - 72.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.9 Financials 14.6 Industrials 8.2 Consumer Discretionary 7.8 Health Care 6.5 Communication Services 5.5 Consumer Staples 3.1 Energy 2.9 Materials 2.4 Real Estate 1.8 Utilities 1.4 Equities 72.0 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.0 Bonds - 23.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Microsoft Corp 2.9 NVIDIA Corp 2.8 Apple Inc 2.7 Fidelity Blue Chip Growth ETF 2.6 US Treasury Bonds 2.2 Alphabet Inc Class A 1.8 Amazon.com Inc 1.8 Fidelity Hedged Equity ETF 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 27.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 50% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,006 $10,436 $11,944 $11,314 $13,338 $15,213 $16,736 $14,408 $16,259 $17,642 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,053 $10,637 $11,950 $11,529 $13,568 $15,236 $16,704 $14,358 $16,308 $17,789 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.50% 5.75% 5.84% Fidelity VIP FundsManager 50% Composite Index℠ 9.08% 5.57% 5.93% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,953,645,477
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 4,172,041
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 Domestic Equity Funds 32.1 International Equity Funds 19.9 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.8 Domestic Equity Funds - 32.1 International Equity Funds - 19.9 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 24.9 Fidelity Total Bond Fund 17.4 VIP Investment Grade Bond II Portfolio - Investor Class 17.3 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.5 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Capital Appreciation Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,837 $10,651 $11,481 $11,185 $12,404 $13,336 $13,834 $12,277 $13,432 $14,248 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 6.08% 2.81% 3.60% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,508,793,887
Holdings Count | shares	1,470
Advisory Fees Paid, Amount	$ 9,132,751
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.8 AAA 2.9 AA 1.8 A 1.9 BBB 7.6 BB 13.4 B 17.9 CCC,CC,C 5.6 D 0.0 Not Rated 9.0 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.8 AAA - 2.9 AA - 1.8 A - 1.9 BBB - 7.6 BB - 13.4 B - 17.9 CCC,CC,C - 5.6 D - 0.0 Not Rated - 9.0 Equities - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.6 U.S. Government & Investment Grade-Debt 30.1 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.6 U.S. Government & Investment Grade-Debt - 30.1 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.6 Germany 6.1 Mexico 1.3 Brazil 1.1 United Kingdom 1.1 Canada 1.0 France 1.0 Saudi Arabia 0.8 Turkey 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.6 Germany - 6.1 Mexico - 1.3 Brazil - 1.1 United Kingdom - 1.1 Canada - 1.0 France - 1.0 Saudi Arabia - 0.8 Turkey - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.8 US Treasury Bonds 5.7 German Federal Republic 5.7 Freddie Mac Multifamily Structured pass-thru certificates 3.9 TransDigm Inc 1.3 EchoStar Corp 0.8 Energy Transfer LP 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.7 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 85% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,040 $10,608 $13,053 $11,891 $14,988 $17,676 $20,861 $17,313 $20,375 $22,928 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,033 $10,867 $12,975 $12,135 $15,212 $17,643 $20,771 $17,159 $20,484 $23,360 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 12.53% 8.87% 8.65% Fidelity VIP FundsManager 85% Composite Index℠ 14.04% 8.96% 8.85% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 959,355,337
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 896,733
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 31.8 Bond Funds 13.1 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 31.8 Bond Funds - 13.1 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 43.2 Fidelity Overseas Fund 9.7 Fidelity Emerging Markets Fund 8.9 Fidelity Total Bond Fund 4.8 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity International Discovery Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.3 Fidelity Enhanced International ETF 2.2 Fidelity International Capital Appreciation Fund 2.1 VIP Value Strategies Portfolio - Investor Class 2.0 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investment Grade Bond Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,915 $10,359 $10,773 $10,688 $11,693 $12,764 $12,650 $10,979 $11,637 $11,812 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 1.50% 0.20% 1.68% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,430,972,983
Holdings Count | shares	2,224
Advisory Fees Paid, Amount	$ 15,386,008
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.0 AAA 9.0 AA 0.9 A 6.2 BBB 16.4 BB 2.9 B 1.3 CCC,CC,C 0.0 Not Rated 4.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.0 AAA - 9.0 AA - 0.9 A - 6.2 BBB - 16.4 BB - 2.9 B - 1.3 CCC,CC,C - 0.0 Not Rated - 4.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.2 Corporate Bonds 24.9 U.S. Government Agency - Mortgage Securities 17.8 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.0 Other Investments 0.2 Purchased Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.2 Corporate Bonds - 24.9 U.S. Government Agency - Mortgage Securities - 17.8 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 7.0 Other Investments - 0.2 Purchased Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.7 Mexico 1.0 Ireland 0.7 United Kingdom 0.6 Netherlands 0.4 Switzerland 0.4 Bailiwick Of Jersey 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 1.0 Ireland - 0.7 United Kingdom - 0.6 Netherlands - 0.4 Switzerland - 0.4 Bailiwick Of Jersey - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.1 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 Petroleos Mexicanos 1.0 Morgan Stanley 1.0 66.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2020 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,954 $10,532 $12,244 $11,500 $13,786 $15,815 $17,280 $14,521 $16,296 $17,502 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $9,960 $10,663 $12,190 $11,734 $13,901 $15,674 $17,037 $14,442 $16,306 $17,620 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 7.40% 4.89% 5.76% Fidelity VIP Freedom 2020 Composite Index℠ 8.05% 4.85% 5.83% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 536,951,422
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 24.4 International Equity Funds 22.7 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 24.4 International Equity Funds - 22.7 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.3 VIP Overseas Portfolio - Initial Class 14.4 Fidelity Inflation-Protected Bond Index Fund 13.3 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 7.1 VIP Growth & Income Portfolio - Initial Class 4.8 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity International Bond Index Fund 4.0 VIP Equity-Income Portfolio - Initial Class 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.4 93.4
VIP Asset Manager Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,982 $10,199 $12,085 $11,132 $13,636 $15,948 $18,130 $15,039 $17,453 $19,294 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,015 $10,811 $12,619 $11,951 $14,563 $16,749 $18,997 $16,013 $18,717 $20,950 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.55% 7.19% 6.79% Fidelity Asset Manager 70% Composite Index℠ 11.93% 7.54% 7.68% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,549,788
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 1,610,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.1 AAA 1.4 AA 0.1 A 1.5 BBB 3.0 BB 1.1 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 72.9 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.1 AAA - 1.4 AA - 0.1 A - 1.5 BBB - 3.0 BB - 1.1 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.6 Equities - 72.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.9 Financials 14.6 Industrials 8.2 Consumer Discretionary 7.8 Health Care 6.5 Communication Services 5.5 Consumer Staples 3.1 Energy 2.9 Materials 2.4 Real Estate 1.8 Utilities 1.4 Equities 72.0 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.0 Bonds - 23.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Microsoft Corp 2.9 NVIDIA Corp 2.8 Apple Inc 2.7 Fidelity Blue Chip Growth ETF 2.6 US Treasury Bonds 2.2 Alphabet Inc Class A 1.8 Amazon.com Inc 1.8 Fidelity Hedged Equity ETF 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 27.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2040 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2040 Portfolio℠
Class Name	VIP Investor Freedom 2040 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2040 Portfolio℠ $10,000 $11,001 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $11,072 S&P 500® Index $10,000 $11,636 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2040 Portfolio℠ 12.93% 13.44% Fidelity VIP Freedom 2040 Composite Index℠ 13.63% 14.27% S&P 500® Index 25.02% 24.34% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,516,384
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$13,516,384
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 47.8 International Equity Funds 38.5 Bond Funds 13.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.8 International Equity Funds - 38.5 Bond Funds - 13.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 25.6 VIP Growth Portfolio - Investor Class 13.9 VIP Emerging Markets Portfolio - Investor Class 12.9 VIP Growth & Income Portfolio - Investor Class 9.4 VIP Contrafund Portfolio - Investor Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Equity Income Portfolio - Investor Class 6.8 VIP Value Portfolio - Investor Class 4.8 VIP Value Strategies Portfolio - Investor Class 2.4 Fidelity International Bond Index Fund 2.3 94.5
VIP Freedom 2015 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,967 $10,556 $12,150 $11,534 $13,651 $15,529 $16,724 $14,283 $15,847 $16,880 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $9,970 $10,622 $12,001 $11,636 $13,578 $15,155 $16,227 $13,946 $15,534 $16,608 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 6.52% 4.34% 5.37% Fidelity VIP Freedom 2015 Composite Index℠ 6.91% 4.11% 5.20% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,148,499
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.1 Domestic Equity Funds 18.8 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.1 Domestic Equity Funds - 18.8 Short-Term Funds - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 34.3 Fidelity Inflation-Protected Bond Index Fund 14.1 VIP Overseas Portfolio - Initial Class 11.9 VIP Emerging Markets Portfolio - Initial Class 7.2 VIP Government Money Market Portfolio - Initial Class 5.8 VIP Growth Portfolio - Initial Class 5.5 VIP Growth & Income Portfolio - Initial Class 3.7 Fidelity International Bond Index Fund 3.7 VIP Contrafund Portfolio - Initial Class 3.3 Fidelity Long-Term Treasury Bond Index Fund 3.0 92.5
VIP Freedom 2030 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,947 $10,581 $12,771 $11,742 $14,573 $16,999 $19,050 $15,795 $18,079 $19,731 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $9,914 $10,780 $12,767 $12,083 $14,793 $16,919 $18,813 $15,710 $18,104 $19,897 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.14% 6.25% 7.03% Fidelity VIP Freedom 2030 Composite Index℠ 9.90% 6.11% 7.12% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 784,775,482
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 33.3 International Equity Funds 28.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 33.3 International Equity Funds - 28.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.7 VIP Investment Grade Bond II Portfolio - Initial Class 17.5 VIP Emerging Markets Portfolio - Initial Class 10.1 VIP Growth Portfolio - Initial Class 9.7 Fidelity Inflation-Protected Bond Index Fund 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.4 VIP Growth & Income Portfolio - Initial Class 6.5 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.8 Fidelity International Bond Index Fund 3.4 92.3
VIP Freedom 2025 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,950 $10,545 $12,397 $11,557 $14,044 $16,245 $17,959 $14,971 $16,965 $18,371 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $9,947 $10,701 $12,368 $11,828 $14,193 $16,117 $17,707 $14,874 $16,975 $18,500 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 8.28% 5.52% 6.27% Fidelity VIP Freedom 2025 Composite Index℠ 8.98% 5.44% 6.35% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 391,334,231
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 44.5 Domestic Equity Funds 29.4 International Equity Funds 26.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.5 Domestic Equity Funds - 29.4 International Equity Funds - 26.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.3 VIP Overseas Portfolio - Initial Class 16.9 Fidelity Inflation-Protected Bond Index Fund 12.0 VIP Emerging Markets Portfolio - Initial Class 9.2 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Growth & Income Portfolio - Initial Class 5.8 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 4.0 93.0
VIP Freedom Lifetime Income I Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® I Portfolio
Class Name	VIP Freedom Lifetime Income® I Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Freedom Lifetime Income® I Portfolio $10,000 $9,965 $10,469 $11,266 $10,976 $12,324 $13,610 $14,054 $12,367 $13,342 $13,913 Fidelity VIP Freedom Lifetime Income I Composite Index℠ $10,000 $10,060 $10,446 $11,151 $10,998 $12,218 $13,270 $13,688 $12,135 $13,146 $13,782 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® I Portfolio 4.28% 2.46% 3.36% Fidelity VIP Freedom Lifetime Income I Composite Index℠ 4.84% 2.44% 3.26% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,404,913
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,404,913
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 62.4 Short-Term Funds 15.4 International Equity Funds 12.8 Domestic Equity Funds 9.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 Short-Term Funds - 15.4 International Equity Funds - 12.8 Domestic Equity Funds - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 39.3 Fidelity Inflation-Protected Bond Index Fund 15.7 VIP Government Money Market Portfolio - Investor Class 15.4 VIP Overseas Portfolio - Investor Class 7.4 VIP Emerging Markets Portfolio - Investor Class 5.4 Fidelity International Bond Index Fund 3.2 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Growth Portfolio - Investor Class 2.8 VIP Growth & Income Portfolio - Investor Class 1.9 VIP Contrafund Portfolio - Investor Class 1.7 95.8
VIP FundsManager 70% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,029 $10,516 $12,507 $11,557 $14,145 $16,400 $18,767 $15,803 $18,263 $20,215 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,044 $10,767 $12,524 $11,872 $14,481 $16,568 $18,918 $15,923 $18,611 $20,831 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.68% 7.40% 7.29% Fidelity VIP FundsManager 70% Composite Index℠ 11.93% 7.54% 7.61% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,289,288,181
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 2,203,855
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 44.2 International Equity Funds 27.8 Bond Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.2 International Equity Funds - 27.8 Bond Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 35.2 Fidelity Total Bond Fund 9.9 VIP Investment Grade Bond II Portfolio - Investor Class 9.9 Fidelity Overseas Fund 8.5 Fidelity Emerging Markets Fund 7.6 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.7 VIP Value Strategies Portfolio - Investor Class 1.7 80.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2030 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,976 $10,636 $12,865 $11,864 $14,762 $17,255 $19,390 $16,118 $18,488 $20,227 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $9,914 $10,780 $12,767 $12,083 $14,793 $16,919 $18,813 $15,710 $18,104 $19,897 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 9.41% 6.50% 7.30% Fidelity VIP Freedom 2030 Composite Index℠ 9.90% 6.11% 7.12% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 784,775,482
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 33.3 International Equity Funds 28.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 33.3 International Equity Funds - 28.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.7 VIP Investment Grade Bond II Portfolio - Initial Class 17.5 VIP Emerging Markets Portfolio - Initial Class 10.1 VIP Growth Portfolio - Initial Class 9.7 Fidelity Inflation-Protected Bond Index Fund 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.4 VIP Growth & Income Portfolio - Initial Class 6.5 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.8 Fidelity International Bond Index Fund 3.4 92.3
VIP Government Money Market Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Net Assets	$ 8,497,434,407
Holdings Count | shares	552
Advisory Fees Paid, Amount	$ 22,031,036
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.4 8-30 9.4 31-60 13.8 61-90 7.4 91-180 7.4 >180 3.4 Repurchase Agreements 37.1 U.S. Treasury Obligations 32.4 U.S. Government Agency - Debt 31.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 37.1 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Debt - 31.3 Net Other Assets (Liabilities) - (0.8)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2050 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2050 Portfolio℠
Class Name	VIP Investor Freedom 2050 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2050 Portfolio℠ $10,000 $11,031 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $11,108 S&P 500® Index $10,000 $11,636 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2050 Portfolio℠ 13.80% 14.13% Fidelity VIP Freedom 2050 Composite Index℠ 14.43% 14.96% S&P 500® Index 25.02% 24.34% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,232,306
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,232,306
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 27.8 VIP Growth Portfolio - Investor Class 15.0 VIP Emerging Markets Portfolio - Investor Class 13.1 VIP Growth & Income Portfolio - Investor Class 10.1 VIP Contrafund Portfolio - Investor Class 9.0 VIP Equity Income Portfolio - Investor Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.6 VIP Mid Cap Portfolio - Investor Class 2.3 99.0
VIP Freedom 2065 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $11,172 $13,313 $15,678 $12,806 $15,276 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 13.70% 9.23% 10.12% Fidelity VIP Freedom 2065 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,325,971
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Government Money Market Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Net Assets	$ 8,497,434,407
Holdings Count | shares	552
Advisory Fees Paid, Amount	$ 22,031,036
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.4 8-30 9.4 31-60 13.8 61-90 7.4 91-180 7.4 >180 3.4 Repurchase Agreements 37.1 U.S. Treasury Obligations 32.4 U.S. Government Agency - Debt 31.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 37.1 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Debt - 31.3 Net Other Assets (Liabilities) - (0.8)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investment Grade Bond Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,929 $10,399 $10,836 $10,774 $11,817 $12,919 $12,836 $11,173 $11,855 $12,062 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 1.75% 0.41% 1.89% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,430,972,983
Holdings Count | shares	2,224
Advisory Fees Paid, Amount	$ 15,386,008
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.0 AAA 9.0 AA 0.9 A 6.2 BBB 16.4 BB 2.9 B 1.3 CCC,CC,C 0.0 Not Rated 4.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.0 AAA - 9.0 AA - 0.9 A - 6.2 BBB - 16.4 BB - 2.9 B - 1.3 CCC,CC,C - 0.0 Not Rated - 4.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.2 Corporate Bonds 24.9 U.S. Government Agency - Mortgage Securities 17.8 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.0 Other Investments 0.2 Purchased Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.2 Corporate Bonds - 24.9 U.S. Government Agency - Mortgage Securities - 17.8 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 7.0 Other Investments - 0.2 Purchased Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.7 Mexico 1.0 Ireland 0.7 United Kingdom 0.6 Netherlands 0.4 Switzerland 0.4 Bailiwick Of Jersey 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 1.0 Ireland - 0.7 United Kingdom - 0.6 Netherlands - 0.4 Switzerland - 0.4 Bailiwick Of Jersey - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.1 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 Petroleos Mexicanos 1.0 Morgan Stanley 1.0 66.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 50% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,014 $10,437 $11,946 $11,324 $13,350 $15,216 $16,741 $14,408 $16,275 $17,659 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,053 $10,637 $11,950 $11,529 $13,568 $15,236 $16,704 $14,358 $16,308 $17,789 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.51% 5.75% 5.85% Fidelity VIP FundsManager 50% Composite Index℠ 9.08% 5.57% 5.93% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,953,645,477
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 4,172,041
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 Domestic Equity Funds 32.1 International Equity Funds 19.9 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.8 Domestic Equity Funds - 32.1 International Equity Funds - 19.9 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 24.9 Fidelity Total Bond Fund 17.4 VIP Investment Grade Bond II Portfolio - Investor Class 17.3 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.5 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Capital Appreciation Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Government Money Market Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Net Assets	$ 8,497,434,407
Holdings Count | shares	552
Advisory Fees Paid, Amount	$ 22,031,036
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.4 8-30 9.4 31-60 13.8 61-90 7.4 91-180 7.4 >180 3.4 Repurchase Agreements 37.1 U.S. Treasury Obligations 32.4 U.S. Government Agency - Debt 31.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 37.1 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Debt - 31.3 Net Other Assets (Liabilities) - (0.8)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2010 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2010 Portfolio℠
Class Name	VIP Investor Freedom 2010 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2010 Portfolio℠ $10,000 $9,966 $10,497 $11,867 $11,385 $13,219 $14,858 $15,721 $13,599 $14,877 $15,661 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $9,984 $10,555 $11,726 $11,465 $13,141 $14,510 $15,300 $13,328 $14,643 $15,490 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2010 Portfolio℠ 5.27% 3.45% 4.59% Fidelity VIP Freedom 2010 Composite Index℠ 5.78% 3.34% 4.47% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 52,609,584
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$52,609,584
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 59.9 International Equity Funds 15.4 Domestic Equity Funds 13.4 Short-Term Funds 11.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.9 International Equity Funds - 15.4 Domestic Equity Funds - 13.4 Short-Term Funds - 11.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 37.2 Fidelity Inflation-Protected Bond Index Fund 14.9 VIP Government Money Market Portfolio - Investor Class 11.3 VIP Overseas Portfolio - Investor Class 9.2 VIP Emerging Markets Portfolio - Investor Class 6.2 VIP Growth Portfolio - Investor Class 4.0 Fidelity International Bond Index Fund 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.2 VIP Growth & Income Portfolio - Investor Class 2.6 VIP Contrafund Portfolio - Investor Class 2.3 94.3
VIP Investment Grade Bond Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,940 $10,412 $10,851 $10,793 $11,837 $12,948 $12,870 $11,202 $11,897 $12,110 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 1.79% 0.46% 1.93% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,430,972,983
Holdings Count | shares	2,224
Advisory Fees Paid, Amount	$ 15,386,008
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.0 AAA 9.0 AA 0.9 A 6.2 BBB 16.4 BB 2.9 B 1.3 CCC,CC,C 0.0 Not Rated 4.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.0 AAA - 9.0 AA - 0.9 A - 6.2 BBB - 16.4 BB - 2.9 B - 1.3 CCC,CC,C - 0.0 Not Rated - 4.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.2 Corporate Bonds 24.9 U.S. Government Agency - Mortgage Securities 17.8 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.0 Other Investments 0.2 Purchased Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.2 Corporate Bonds - 24.9 U.S. Government Agency - Mortgage Securities - 17.8 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 7.0 Other Investments - 0.2 Purchased Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.7 Mexico 1.0 Ireland 0.7 United Kingdom 0.6 Netherlands 0.4 Switzerland 0.4 Bailiwick Of Jersey 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 1.0 Ireland - 0.7 United Kingdom - 0.6 Netherlands - 0.4 Switzerland - 0.4 Bailiwick Of Jersey - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.1 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 Petroleos Mexicanos 1.0 Morgan Stanley 1.0 66.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 50% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 50% Portfolio
Class Name	VIP FundsManager® 50% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,998 $10,406 $11,888 $11,249 $13,239 $15,078 $16,567 $14,241 $16,043 $17,387 Fidelity VIP FundsManager 50% Composite Index℠ $10,000 $10,053 $10,637 $11,950 $11,529 $13,568 $15,236 $16,704 $14,358 $16,308 $17,789 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 8.38% 5.60% 5.69% Fidelity VIP FundsManager 50% Composite Index℠ 9.08% 5.57% 5.93% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,953,645,477
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 4,172,041
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 38.8 Domestic Equity Funds 32.1 International Equity Funds 19.9 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.8 Domestic Equity Funds - 32.1 International Equity Funds - 19.9 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 24.9 Fidelity Total Bond Fund 17.4 VIP Investment Grade Bond II Portfolio - Investor Class 17.3 Fidelity Emerging Markets Fund 5.2 Fidelity Overseas Fund 4.5 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Capital Appreciation Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2060 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,161 $13,286 $15,614 $12,743 $15,180 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 13.53% 9.08% 9.97% Fidelity VIP Freedom 2060 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,164,071
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2055 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $11,160 $13,282 $15,609 $12,728 $15,162 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 13.61% 9.07% 9.96% Fidelity VIP Freedom 2055 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,543,729
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2070 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 13	0.25%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 504,235
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Fixed-Income Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Fixed-Income Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Freedom 2050 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,962 $10,634 $13,130 $11,812 $15,166 $18,074 $21,280 $17,383 $20,738 $23,587 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 13.74% 9.23% 8.96% Fidelity VIP Freedom 2050 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 168,362,171
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP FundsManager 85% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,039 $10,607 $13,061 $11,900 $15,019 $17,641 $20,786 $17,238 $20,285 $22,822 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,033 $10,867 $12,975 $12,135 $15,212 $17,643 $20,771 $17,159 $20,484 $23,360 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 12.51% 8.73% 8.60% Fidelity VIP FundsManager 85% Composite Index℠ 14.04% 8.96% 8.85% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 959,355,337
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 896,733
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 31.8 Bond Funds 13.1 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 31.8 Bond Funds - 13.1 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 43.2 Fidelity Overseas Fund 9.7 Fidelity Emerging Markets Fund 8.9 Fidelity Total Bond Fund 4.8 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity International Discovery Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.3 Fidelity Enhanced International ETF 2.2 Fidelity International Capital Appreciation Fund 2.1 VIP Value Strategies Portfolio - Investor Class 2.0 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2020 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2020 Portfolio℠
Class Name	VIP Investor Freedom 2020 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2020 Portfolio℠ $10,000 $9,965 $10,566 $12,315 $11,583 $13,913 $15,993 $17,518 $14,746 $16,573 $17,840 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $9,960 $10,663 $12,190 $11,734 $13,901 $15,674 $17,037 $14,442 $16,306 $17,620 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2020 Portfolio℠ 7.65% 5.10% 5.96% Fidelity VIP Freedom 2020 Composite Index℠ 8.05% 4.85% 5.83% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 171,434,399
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$171,434,399
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 24.4 International Equity Funds 22.7 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 24.4 International Equity Funds - 22.7 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 30.3 VIP Overseas Portfolio - Investor Class 14.4 Fidelity Inflation-Protected Bond Index Fund 12.9 VIP Emerging Markets Portfolio - Investor Class 8.3 VIP Growth Portfolio - Investor Class 7.1 VIP Growth & Income Portfolio - Investor Class 4.8 VIP Contrafund Portfolio - Investor Class 4.3 Fidelity International Bond Index Fund 4.0 Fidelity Long-Term Treasury Bond Index Fund 3.8 VIP Equity Income Portfolio - Investor Class 3.5 93.4
VIP Freedom Lifetime Income II Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® II Portfolio
Class Name	VIP Freedom Lifetime Income® II Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Freedom Lifetime Income® II Portfolio $10,000 $9,977 $10,566 $11,865 $11,395 $13,285 $14,982 $15,921 $13,719 $15,063 $15,903 Fidelity VIP Freedom Lifetime Income II Composite Index℠ $10,000 $10,057 $10,625 $11,824 $11,560 $13,309 $14,736 $15,598 $13,543 $14,931 $15,837 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® II Portfolio 5.57% 3.66% 4.75% Fidelity VIP Freedom Lifetime Income II Composite Index℠ 6.07% 3.54% 4.70% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,315,378
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$25,315,378
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 58.8 International Equity Funds 16.3 Domestic Equity Funds 14.7 Short-Term Funds 10.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 58.8 International Equity Funds - 16.3 Domestic Equity Funds - 14.7 Short-Term Funds - 10.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 36.4 Fidelity Inflation-Protected Bond Index Fund 14.5 VIP Government Money Market Portfolio - Investor Class 10.2 VIP Overseas Portfolio - Investor Class 9.9 VIP Emerging Markets Portfolio - Investor Class 6.4 VIP Growth Portfolio - Investor Class 4.3 Fidelity International Bond Index Fund 3.4 Fidelity Long-Term Treasury Bond Index Fund 3.3 VIP Growth & Income Portfolio - Investor Class 2.9 VIP Contrafund Portfolio - Investor Class 2.5 93.8
VIP Bond Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,538 $11,331 $11,099 $9,626 $10,141 Bloomberg U.S. Aggregate Bond Index $10,000 $10,584 $11,378 $11,203 $9,745 $10,284 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 0.99% -0.57% 0.42% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 0.71% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 969,508,026
Holdings Count | shares	3,106
Advisory Fees Paid, Amount	$ 784,003
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.5 AA 2.1 A 13.2 BBB 11.9 BB 0.3 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.5 AA - 2.1 A - 13.2 BBB - 11.9 BB - 0.3 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.9 Corporate Bonds 27.1 U.S. Government Agency - Mortgage Securities 24.9 Foreign Government and Government Agency Obligations 1.5 CMOs and Other Mortgage Related Securities 1.2 U.S. Government Agency Obligations 0.4 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.9 Corporate Bonds - 27.1 U.S. Government Agency - Mortgage Securities - 24.9 Foreign Government and Government Agency Obligations - 1.5 CMOs and Other Mortgage Related Securities - 1.2 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.4 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.2 United Kingdom 1.3 Canada 1.0 Japan 0.8 Multi-national 0.8 Mexico 0.5 Germany 0.3 Spain 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 1.3 Canada - 1.0 Japan - 0.8 Multi-national - 0.8 Mexico - 0.5 Germany - 0.3 Spain - 0.2 Australia - 0.2 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.6 Fannie Mae Mortgage pass-thru certificates 10.3 US Treasury Bonds 9.3 Freddie Mac Gold Pool 7.6 Ginnie Mae II Pool 4.8 Uniform Mortgage Backed Securities 1.2 Ginnie Mae I Pool 0.9 Bank of America Corp 0.7 JPMorgan Chase & Co 0.7 Freddie Mac Multifamily Structured pass-thru certificates 0.7 71.8
VIP FundsManager 40% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 40% Portfolio
Class Name	VIP FundsManager® 40% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,550 Fidelity VIP FundsManager 40% Composite Index℠ $10,000 $10,647 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 7.31% 7.48% Fidelity VIP FundsManager 40% Composite Index℠ 7.78% 8.33% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,604,924
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 18,586
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 43.8 Domestic Equity Funds 26.3 International Equity Funds 15.8 Short-Term Funds 8.4 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.8 Domestic Equity Funds - 26.3 International Equity Funds - 15.8 Short-Term Funds - 8.4 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 19.9 VIP Investment Grade Bond II Portfolio - Investor Class 19.8 VIP Stock Selector All Cap Portfolio - Investor Class 19.0 Fidelity Investments Money Market Government Portfolio - Institutional Class 8.4 Fidelity Overseas Fund 5.2 Fidelity Emerging Markets Fund 4.3 Fidelity Stock Selector Small Cap Fund 1.7 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity International Discovery Fund 1.4 Fidelity Hedged Equity Fund 1.3 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2070 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2070 Portfolio℠
Class Name	VIP Freedom 2070 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 0 B	0.00%C
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50
CAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 504,235
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Fixed-Income Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Fixed-Income Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Freedom 2035 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,960 $10,628 $13,097 $11,872 $15,116 $17,859 $20,595 $16,939 $19,769 $21,930 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $9,894 $10,836 $13,083 $12,223 $15,304 $17,691 $20,172 $16,654 $19,549 $21,797 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.93% 7.73% 8.17% Fidelity VIP Freedom 2035 Composite Index℠ 11.50% 7.33% 8.10% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 372,945,696
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 39.1 International Equity Funds 32.7 Bond Funds 28.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.1 International Equity Funds - 32.7 Bond Funds - 28.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 21.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.2 VIP Growth Portfolio - Initial Class 11.4 VIP Emerging Markets Portfolio - Initial Class 11.2 Fidelity Long-Term Treasury Bond Index Fund 7.9 VIP Growth & Income Portfolio - Initial Class 7.7 VIP Contrafund Portfolio - Initial Class 6.9 VIP Equity-Income Portfolio - Initial Class 5.6 Fidelity Inflation-Protected Bond Index Fund 4.1 VIP Value Portfolio - Initial Class 3.9 92.4
VIP Strategic Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,834 $10,637 $11,465 $11,165 $12,382 $13,311 $13,806 $12,242 $13,395 $14,195 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.97% 2.77% 3.56% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,508,793,887
Holdings Count | shares	1,470
Advisory Fees Paid, Amount	$ 9,132,751
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.8 AAA 2.9 AA 1.8 A 1.9 BBB 7.6 BB 13.4 B 17.9 CCC,CC,C 5.6 D 0.0 Not Rated 9.0 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.8 AAA - 2.9 AA - 1.8 A - 1.9 BBB - 7.6 BB - 13.4 B - 17.9 CCC,CC,C - 5.6 D - 0.0 Not Rated - 9.0 Equities - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.6 U.S. Government & Investment Grade-Debt 30.1 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.6 U.S. Government & Investment Grade-Debt - 30.1 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.6 Germany 6.1 Mexico 1.3 Brazil 1.1 United Kingdom 1.1 Canada 1.0 France 1.0 Saudi Arabia 0.8 Turkey 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.6 Germany - 6.1 Mexico - 1.3 Brazil - 1.1 United Kingdom - 1.1 Canada - 1.0 France - 1.0 Saudi Arabia - 0.8 Turkey - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.8 US Treasury Bonds 5.7 German Federal Republic 5.7 Freddie Mac Multifamily Structured pass-thru certificates 3.9 TransDigm Inc 1.3 EchoStar Corp 0.8 Energy Transfer LP 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.7 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,014 $10,328 $11,778 $11,147 $13,182 $15,142 $16,644 $14,158 $15,991 $17,349 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,032 $10,667 $12,015 $11,583 $13,624 $15,355 $16,754 $14,416 $16,374 $17,861 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.50% 5.65% 5.66% Fidelity Asset Manager 50% Composite Index℠ 9.08% 5.56% 5.97% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 904,415,380
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 4,688,967
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 2.6 AA 0.2 A 2.9 BBB 5.7 BB 1.3 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 0.7 Equities 56.9 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 2.6 AA - 0.2 A - 2.9 BBB - 5.7 BB - 1.3 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.7 Equities - 56.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.7 Information Technology 13.4 Industrials 6.6 Consumer Discretionary 6.1 Health Care 5.3 Communication Services 4.5 Consumer Staples 2.6 Energy 2.4 Real Estate 2.0 Materials 2.0 Utilities 1.2 Equities 55.9 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Equities - 55.9 Bonds - 39.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.9 Microsoft Corp 2.3 Fannie Mae Mortgage pass-thru certificates 2.2 NVIDIA Corp 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 2.1 Ginnie Mae II Pool 1.7 Freddie Mac Gold Pool 1.5 Alphabet Inc Class A 1.5 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2025 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2025 Portfolio℠
Class Name	VIP Investor Freedom 2025 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2025 Portfolio℠ $10,000 $9,968 $10,576 $12,462 $11,645 $14,176 $16,426 $18,198 $15,204 $17,265 $18,725 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $9,947 $10,701 $12,368 $11,828 $14,193 $16,117 $17,707 $14,874 $16,975 $18,500 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2025 Portfolio℠ 8.46% 5.72% 6.47% Fidelity VIP Freedom 2025 Composite Index℠ 8.98% 5.44% 6.35% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 203,438,892
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$203,438,892
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	Bond Funds 44.5 Domestic Equity Funds 29.4 International Equity Funds 26.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.5 Domestic Equity Funds - 29.4 International Equity Funds - 26.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 20.3 VIP Overseas Portfolio - Investor Class 16.9 Fidelity Inflation-Protected Bond Index Fund 12.0 VIP Emerging Markets Portfolio - Investor Class 9.2 VIP Growth Portfolio - Investor Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Growth & Income Portfolio - Investor Class 5.8 VIP Contrafund Portfolio - Investor Class 5.1 VIP Equity Income Portfolio - Investor Class 4.2 Fidelity International Bond Index Fund 4.0 93.0
VIP Freedom 2020 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2020 Portfolio℠
Class Name	VIP Freedom 2020 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,963 $10,565 $12,306 $11,570 $13,885 $15,956 $17,467 $14,702 $16,516 $17,763 Fidelity VIP Freedom 2020 Composite Index℠ $10,000 $9,960 $10,663 $12,190 $11,734 $13,901 $15,674 $17,037 $14,442 $16,306 $17,620 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 7.55% 5.05% 5.91% Fidelity VIP Freedom 2020 Composite Index℠ 8.05% 4.85% 5.83% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 536,951,422
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 24.4 International Equity Funds 22.7 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 24.4 International Equity Funds - 22.7 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 30.3 VIP Overseas Portfolio - Initial Class 14.4 Fidelity Inflation-Protected Bond Index Fund 13.3 VIP Emerging Markets Portfolio - Initial Class 8.3 VIP Growth Portfolio - Initial Class 7.1 VIP Growth & Income Portfolio - Initial Class 4.8 VIP Contrafund Portfolio - Initial Class 4.3 Fidelity International Bond Index Fund 4.0 VIP Equity-Income Portfolio - Initial Class 3.5 Fidelity Long-Term Treasury Bond Index Fund 3.4 93.4
VIP Freedom 2045 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,947 $10,599 $13,069 $11,745 $15,063 $17,920 $21,062 $17,183 $20,470 $23,241 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 13.54% 9.06% 8.80% Fidelity VIP Freedom 2045 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 193,295,202
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Freedom 2055 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $11,178 $13,314 $15,673 $12,796 $15,279 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 13.72% 9.22% 10.12% Fidelity VIP Freedom 2055 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,543,729
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2040 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,965 $10,637 $13,128 $11,823 $15,180 $18,089 $21,287 $17,391 $20,664 $23,338 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,841 $17,068 $20,411 $23,193 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 12.94% 8.98% 8.84% Fidelity VIP Freedom 2040 Composite Index℠ 13.63% 8.54% 8.78% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,922,751
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.8 International Equity Funds 38.5 Bond Funds 13.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.8 International Equity Funds - 38.5 Bond Funds - 13.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 25.6 VIP Growth Portfolio - Initial Class 13.9 VIP Emerging Markets Portfolio - Initial Class 12.9 VIP Growth & Income Portfolio - Initial Class 9.4 VIP Contrafund Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Equity-Income Portfolio - Initial Class 6.8 VIP Value Portfolio - Initial Class 4.8 VIP Value Strategies Portfolio - Initial Class 2.4 Fidelity International Bond Index Fund 2.3 94.5
VIP Asset Manager Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager: Growth Portfolio
Class Name	VIP Asset Manager: Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,003 $10,255 $12,175 $11,244 $13,810 $16,195 $18,456 $15,341 $17,852 $19,781 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,015 $10,811 $12,619 $11,951 $14,563 $16,749 $18,997 $16,013 $18,717 $20,950 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 10.81% 7.45% 7.06% Fidelity Asset Manager 70% Composite Index℠ 11.93% 7.54% 7.68% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 277,549,788
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 1,610,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 14.1 AAA 1.4 AA 0.1 A 1.5 BBB 3.0 BB 1.1 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 0.6 Equities 72.9 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 14.1 AAA - 1.4 AA - 0.1 A - 1.5 BBB - 3.0 BB - 1.1 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.6 Equities - 72.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.9 Financials 14.6 Industrials 8.2 Consumer Discretionary 7.8 Health Care 6.5 Communication Services 5.5 Consumer Staples 3.1 Energy 2.9 Materials 2.4 Real Estate 1.8 Utilities 1.4 Equities 72.0 Bonds 23.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.0 Bonds - 23.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Microsoft Corp 2.9 NVIDIA Corp 2.8 Apple Inc 2.7 Fidelity Blue Chip Growth ETF 2.6 US Treasury Bonds 2.2 Alphabet Inc Class A 1.8 Amazon.com Inc 1.8 Fidelity Hedged Equity ETF 1.3 Fannie Mae Mortgage pass-thru certificates 1.2 27.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investment Grade Bond Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond Portfolio
Class Name	VIP Investment Grade Bond Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,929 $10,389 $10,821 $10,753 $11,783 $12,882 $12,780 $11,115 $11,796 $11,987 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 1.62% 0.34% 1.83% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,430,972,983
Holdings Count | shares	2,224
Advisory Fees Paid, Amount	$ 15,386,008
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.0 AAA 9.0 AA 0.9 A 6.2 BBB 16.4 BB 2.9 B 1.3 CCC,CC,C 0.0 Not Rated 4.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.0 AAA - 9.0 AA - 0.9 A - 6.2 BBB - 16.4 BB - 2.9 B - 1.3 CCC,CC,C - 0.0 Not Rated - 4.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.2 Corporate Bonds 24.9 U.S. Government Agency - Mortgage Securities 17.8 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.0 Other Investments 0.2 Purchased Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.2 Corporate Bonds - 24.9 U.S. Government Agency - Mortgage Securities - 17.8 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 7.0 Other Investments - 0.2 Purchased Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.9)% United States 90.8 Grand Cayman (UK Overseas Ter) 4.7 Mexico 1.0 Ireland 0.7 United Kingdom 0.6 Netherlands 0.4 Switzerland 0.4 Bailiwick Of Jersey 0.3 Germany 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Grand Cayman (UK Overseas Ter) - 4.7 Mexico - 1.0 Ireland - 0.7 United Kingdom - 0.6 Netherlands - 0.4 Switzerland - 0.4 Bailiwick Of Jersey - 0.3 Germany - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.1 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Bank of America Corp 1.1 Petroleos Mexicanos 1.0 Morgan Stanley 1.0 66.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2040 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2040 Portfolio℠
Class Name	VIP Freedom 2040 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,951 $10,600 $13,070 $11,747 $15,063 $17,924 $21,060 $17,183 $20,381 $22,992 Fidelity VIP Freedom 2040 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,841 $17,068 $20,411 $23,193 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 12.81% 8.83% 8.68% Fidelity VIP Freedom 2040 Composite Index℠ 13.63% 8.54% 8.78% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,922,751
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 47.8 International Equity Funds 38.5 Bond Funds 13.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.8 International Equity Funds - 38.5 Bond Funds - 13.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 25.6 VIP Growth Portfolio - Initial Class 13.9 VIP Emerging Markets Portfolio - Initial Class 12.9 VIP Growth & Income Portfolio - Initial Class 9.4 VIP Contrafund Portfolio - Initial Class 8.4 Fidelity Long-Term Treasury Bond Index Fund 8.0 VIP Equity-Income Portfolio - Initial Class 6.8 VIP Value Portfolio - Initial Class 4.8 VIP Value Strategies Portfolio - Initial Class 2.4 Fidelity International Bond Index Fund 2.3 94.5
VIP Freedom 2060 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $11,186 $13,345 $15,719 $12,860 $15,353 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 13.89% 9.35% 10.25% Fidelity VIP Freedom 2060 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,164,071
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 30% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,469 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 6.26% 6.39% Fidelity VIP FundsManager 30% Composite Index℠ 6.50% 7.02% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,740,183
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 10,778
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 48.7 Domestic Equity Funds 20.4 Short-Term Funds 12.9 International Equity Funds 11.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.7 Domestic Equity Funds - 20.4 Short-Term Funds - 12.9 International Equity Funds - 11.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.4 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 VIP Stock Selector All Cap Portfolio - Investor Class 14.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.9 Fidelity Overseas Fund 3.8 Fidelity Emerging Markets Fund 3.3 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 Fidelity International Discovery Fund 1.1 84.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,806 $10,593 $11,392 $11,070 $12,250 $13,138 $13,591 $12,025 $13,129 $13,887 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 5.78% 2.54% 3.34% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,508,793,887
Holdings Count | shares	1,470
Advisory Fees Paid, Amount	$ 9,132,751
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.8 AAA 2.9 AA 1.8 A 1.9 BBB 7.6 BB 13.4 B 17.9 CCC,CC,C 5.6 D 0.0 Not Rated 9.0 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.8 AAA - 2.9 AA - 1.8 A - 1.9 BBB - 7.6 BB - 13.4 B - 17.9 CCC,CC,C - 5.6 D - 0.0 Not Rated - 9.0 Equities - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.6 U.S. Government & Investment Grade-Debt 30.1 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.6 U.S. Government & Investment Grade-Debt - 30.1 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.6 Germany 6.1 Mexico 1.3 Brazil 1.1 United Kingdom 1.1 Canada 1.0 France 1.0 Saudi Arabia 0.8 Turkey 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.6 Germany - 6.1 Mexico - 1.3 Brazil - 1.1 United Kingdom - 1.1 Canada - 1.0 France - 1.0 Saudi Arabia - 0.8 Turkey - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.8 US Treasury Bonds 5.7 German Federal Republic 5.7 Freddie Mac Multifamily Structured pass-thru certificates 3.9 TransDigm Inc 1.3 EchoStar Corp 0.8 Energy Transfer LP 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.7 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2050 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2050 Portfolio℠
Class Name	VIP Freedom 2050 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,971 $10,652 $13,158 $11,857 $15,237 $18,175 $21,416 $17,513 $20,919 $23,813 Fidelity VIP Freedom 2050 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 13.83% 9.34% 9.06% Fidelity VIP Freedom 2050 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 168,362,171
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Freedom Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,958 $10,387 $11,270 $11,031 $12,340 $13,622 $14,053 $12,359 $13,324 $13,895 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,012 $10,397 $11,135 $11,058 $12,258 $13,314 $13,734 $12,175 $13,190 $13,828 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 4.28% 2.40% 3.34% Fidelity VIP Freedom Income Composite Index℠ 4.84% 2.44% 3.29% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,636,009
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 62.4 Short-Term Funds 15.4 International Equity Funds 12.8 Domestic Equity Funds 9.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 Short-Term Funds - 15.4 International Equity Funds - 12.8 Domestic Equity Funds - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 39.3 Fidelity Inflation-Protected Bond Index Fund 16.0 VIP Government Money Market Portfolio - Initial Class 15.4 VIP Overseas Portfolio - Initial Class 7.4 VIP Emerging Markets Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.2 VIP Growth Portfolio - Initial Class 2.8 Fidelity Long-Term Treasury Bond Index Fund 2.7 VIP Growth & Income Portfolio - Initial Class 1.9 VIP Contrafund Portfolio - Initial Class 1.7 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom Income Portfolio℠
Class Name	VIP Freedom Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,966 $10,415 $11,298 $11,077 $12,400 $13,699 $14,157 $12,452 $13,437 $14,035 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,012 $10,397 $11,135 $11,058 $12,258 $13,314 $13,734 $12,175 $13,190 $13,828 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 4.45% 2.51% 3.45% Fidelity VIP Freedom Income Composite Index℠ 4.84% 2.44% 3.29% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,636,009
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 62.4 Short-Term Funds 15.4 International Equity Funds 12.8 Domestic Equity Funds 9.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 Short-Term Funds - 15.4 International Equity Funds - 12.8 Domestic Equity Funds - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 39.3 Fidelity Inflation-Protected Bond Index Fund 16.0 VIP Government Money Market Portfolio - Initial Class 15.4 VIP Overseas Portfolio - Initial Class 7.4 VIP Emerging Markets Portfolio - Initial Class 5.4 Fidelity International Bond Index Fund 3.2 VIP Growth Portfolio - Initial Class 2.8 Fidelity Long-Term Treasury Bond Index Fund 2.7 VIP Growth & Income Portfolio - Initial Class 1.9 VIP Contrafund Portfolio - Initial Class 1.7 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 70% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,049 $10,547 $12,574 $11,632 $14,268 $16,564 $18,970 $15,997 $18,514 $20,528 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,044 $10,767 $12,524 $11,872 $14,481 $16,568 $18,918 $15,923 $18,611 $20,831 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 10.88% 7.55% 7.46% Fidelity VIP FundsManager 70% Composite Index℠ 11.93% 7.54% 7.61% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,289,288,181
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 2,203,855
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 44.2 International Equity Funds 27.8 Bond Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.2 International Equity Funds - 27.8 Bond Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 35.2 Fidelity Total Bond Fund 9.9 VIP Investment Grade Bond II Portfolio - Investor Class 9.9 Fidelity Overseas Fund 8.5 Fidelity Emerging Markets Fund 7.6 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.7 VIP Value Strategies Portfolio - Investor Class 1.7 80.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom Lifetime Income III Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Freedom Lifetime Income® III Portfolio
Class Name	VIP Freedom Lifetime Income® III Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Freedom Lifetime Income® III Portfolio $10,000 $9,973 $10,654 $12,342 $11,641 $14,021 $16,156 $17,736 $14,891 $16,786 $18,096 Fidelity VIP Freedom Lifetime Income III Composite Index℠ $10,000 $10,053 $10,758 $12,317 $11,858 $14,093 $15,918 $17,346 $14,653 $16,600 $17,978 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Freedom Lifetime Income® III Portfolio 7.80% 5.24% 6.11% Fidelity VIP Freedom Lifetime Income III Composite Index℠ 8.30% 4.99% 6.04% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,829,359
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$28,829,359
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.8 International Equity Funds 23.7 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.8 International Equity Funds - 23.7 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 27.5 VIP Overseas Portfolio - Investor Class 15.1 Fidelity Inflation-Protected Bond Index Fund 12.1 VIP Emerging Markets Portfolio - Investor Class 8.6 VIP Growth Portfolio - Investor Class 7.5 Fidelity Long-Term Treasury Bond Index Fund 5.1 VIP Growth & Income Portfolio - Investor Class 5.1 VIP Contrafund Portfolio - Investor Class 4.5 Fidelity International Bond Index Fund 3.9 VIP Equity Income Portfolio - Investor Class 3.7 93.1
VIP FundsManager 30% Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 30% Portfolio
Class Name	VIP FundsManager® 30% Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,480 Fidelity VIP FundsManager 30% Composite Index℠ $10,000 $10,553 Bloomberg U.S. Aggregate Bond Index $10,000 $10,202 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 6.42% 6.54% Fidelity VIP FundsManager 30% Composite Index℠ 6.50% 7.02% Bloomberg U.S. Aggregate Bond Index 1.25% 1.90% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,740,183
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 10,778
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 48.7 Domestic Equity Funds 20.4 Short-Term Funds 12.9 International Equity Funds 11.8 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.7 Domestic Equity Funds - 20.4 Short-Term Funds - 12.9 International Equity Funds - 11.8 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Bond Fund 22.4 VIP Investment Grade Bond II Portfolio - Investor Class 22.3 VIP Stock Selector All Cap Portfolio - Investor Class 14.3 Fidelity Investments Money Market Government Portfolio - Institutional Class 12.9 Fidelity Overseas Fund 3.8 Fidelity Emerging Markets Fund 3.3 Fidelity Inflation-Protected Bond Index Fund 1.5 Fidelity Hedged Equity Fund 1.3 Fidelity Stock Selector Small Cap Fund 1.3 Fidelity International Discovery Fund 1.1 84.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Asset Manager Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $10,007 $10,309 $11,747 $11,113 $13,129 $15,067 $16,552 $14,068 $15,883 $17,210 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,032 $10,667 $12,015 $11,583 $13,624 $15,355 $16,754 $14,416 $16,374 $17,861 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.36% 5.56% 5.58% Fidelity Asset Manager 50% Composite Index℠ 9.08% 5.56% 5.97% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 904,415,380
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 4,688,967
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 2.6 AA 0.2 A 2.9 BBB 5.7 BB 1.3 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 0.7 Equities 56.9 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 2.6 AA - 0.2 A - 2.9 BBB - 5.7 BB - 1.3 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.7 Equities - 56.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.7 Information Technology 13.4 Industrials 6.6 Consumer Discretionary 6.1 Health Care 5.3 Communication Services 4.5 Consumer Staples 2.6 Energy 2.4 Real Estate 2.0 Materials 2.0 Utilities 1.2 Equities 55.9 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Equities - 55.9 Bonds - 39.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.9 Microsoft Corp 2.3 Fannie Mae Mortgage pass-thru certificates 2.2 NVIDIA Corp 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 2.1 Ginnie Mae II Pool 1.7 Freddie Mac Gold Pool 1.5 Alphabet Inc Class A 1.5 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2035 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2035 Portfolio℠
Class Name	VIP Freedom 2035 Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,949 $10,598 $13,043 $11,805 $15,007 $17,702 $20,388 $16,741 $19,508 $21,609 Fidelity VIP Freedom 2035 Composite Index℠ $10,000 $9,894 $10,836 $13,083 $12,223 $15,304 $17,691 $20,172 $16,654 $19,549 $21,797 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.77% 7.56% 8.01% Fidelity VIP Freedom 2035 Composite Index℠ 11.50% 7.33% 8.10% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 372,945,696
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 39.1 International Equity Funds 32.7 Bond Funds 28.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.1 International Equity Funds - 32.7 Bond Funds - 28.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 21.5 VIP Investment Grade Bond II Portfolio - Initial Class 12.2 VIP Growth Portfolio - Initial Class 11.4 VIP Emerging Markets Portfolio - Initial Class 11.2 Fidelity Long-Term Treasury Bond Index Fund 7.9 VIP Growth & Income Portfolio - Initial Class 7.7 VIP Contrafund Portfolio - Initial Class 6.9 VIP Equity-Income Portfolio - Initial Class 5.6 Fidelity Inflation-Protected Bond Index Fund 4.1 VIP Value Portfolio - Initial Class 3.9 92.4
VIP Target Volatility Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite benchmark, whereas security selection detracted.
•The portfolio's core equity allocation strategy pressured the fund's relative return. Specifically, a favorable overweight in U.S. stocks added value but outsized exposure to international developed- and emerging markets equities notably detracted as returns in the latter two asset classes substantially lagged their U.S. counterparts in 2024.
•The fund's fixed-income positioning was quite beneficial from a relative performance standpoint, especially a sizable underweight in investment-grade bonds. In contrast, adjustments made to the fund's cash position during the year slightly hurt.
•In terms of security selection, picks among U.S. equities weighed on relative performance due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most. Conversely, a stake in Fidelity® Contrafund, which handily outperformed the broader fund's equity benchmark, was a plus.
•Stock picks in international developed-markets modestly boosted the fund's relative outcome, led by positions in Fidelity® Enhanced International Equity Fund and Fidelity® Overseas Fund. On the other hand, investment choices among emerging-markets equities slightly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund outperformed and contributed from a security selection standpoint.
•As of December 31, the fund maintained outsized exposure to U.S. stocks, as well as international developed- and emerging-markets equities. We increased the portfolio's U.S. overweight this period. Investment-grade bond and cash allocations remained well below the fund's target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,878 $10,401 $12,106 $11,402 $13,547 $14,784 $16,581 $14,006 $15,987 $17,576 Fidelity VIP Target Volatility Portfolio Composite Index℠ $10,000 $10,051 $10,711 $12,252 $11,714 $14,057 $15,964 $17,855 $15,128 $17,431 $19,242 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.94% 5.35% 5.80% Fidelity VIP Target Volatility Portfolio Composite Index℠ 10.39% 6.48% 6.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,503,555
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 283,336
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$175,503,555
Number of Holdings	25
Total Advisory Fee	$283,336
Portfolio Turnover	56%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 32.6 Bond Funds 20.0 Alternative Funds 2.0 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.1 International Equity Funds - 32.6 Bond Funds - 20.0 Alternative Funds - 2.0 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.6 Fidelity Total Bond Fund 19.2 Fidelity Enhanced International ETF 10.9 Fidelity Enhanced Large Cap Core ETF 9.8 Fidelity Emerging Markets Fund 8.3 Fidelity Overseas Fund 6.6 Fidelity International Value Fund 3.2 Fidelity Contrafund 2.9 Fidelity Hedged Equity Fund 2.0 iShares Core MSCI Emerging Markets ETF 1.7 95.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 70% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 70% Portfolio
Class Name	VIP FundsManager® 70% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,041 $10,547 $12,563 $11,621 $14,253 $16,547 $18,963 $15,996 $18,509 $20,521 Fidelity VIP FundsManager 70% Composite Index℠ $10,000 $10,044 $10,767 $12,524 $11,872 $14,481 $16,568 $18,918 $15,923 $18,611 $20,831 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.87% 7.56% 7.45% Fidelity VIP FundsManager 70% Composite Index℠ 11.93% 7.54% 7.61% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,289,288,181
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 2,203,855
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 44.2 International Equity Funds 27.8 Bond Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 44.2 International Equity Funds - 27.8 Bond Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 35.2 Fidelity Total Bond Fund 9.9 VIP Investment Grade Bond II Portfolio - Investor Class 9.9 Fidelity Overseas Fund 8.5 Fidelity Emerging Markets Fund 7.6 Fidelity Enhanced International ETF 2.1 Fidelity International Discovery Fund 2.1 Fidelity Stock Selector Small Cap Fund 1.9 Fidelity International Capital Appreciation Fund 1.7 VIP Value Strategies Portfolio - Investor Class 1.7 80.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2055 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2055 Portfolio℠
Class Name	VIP Freedom 2055 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $11,185 $13,342 $15,715 $12,846 $15,348 Fidelity VIP Freedom 2055 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 13.80% 9.32% 10.22% Fidelity VIP Freedom 2055 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,543,729
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2060 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2060 Portfolio℠
Class Name	VIP Freedom 2060 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $11,180 $13,329 $15,677 $12,813 $15,287 Fidelity VIP Freedom 2060 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 13.72% 9.23% 10.13% Fidelity VIP Freedom 2060 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,164,071
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Bond Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2018 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $10,190 $11,044 $11,876 $11,644 $10,108 $10,662 Bloomberg U.S. Aggregate Bond Index $10,000 $10,216 $11,106 $11,940 $11,756 $10,226 $10,792 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 1.21% -0.46% 1.14% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.33% A From April 19, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 969,508,026
Holdings Count | shares	3,106
Advisory Fees Paid, Amount	$ 784,003
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.5 AA 2.1 A 13.2 BBB 11.9 BB 0.3 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.5 AA - 2.1 A - 13.2 BBB - 11.9 BB - 0.3 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.9 Corporate Bonds 27.1 U.S. Government Agency - Mortgage Securities 24.9 Foreign Government and Government Agency Obligations 1.5 CMOs and Other Mortgage Related Securities 1.2 U.S. Government Agency Obligations 0.4 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.9 Corporate Bonds - 27.1 U.S. Government Agency - Mortgage Securities - 24.9 Foreign Government and Government Agency Obligations - 1.5 CMOs and Other Mortgage Related Securities - 1.2 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.4 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.2 United Kingdom 1.3 Canada 1.0 Japan 0.8 Multi-national 0.8 Mexico 0.5 Germany 0.3 Spain 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 1.3 Canada - 1.0 Japan - 0.8 Multi-national - 0.8 Mexico - 0.5 Germany - 0.3 Spain - 0.2 Australia - 0.2 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.6 Fannie Mae Mortgage pass-thru certificates 10.3 US Treasury Bonds 9.3 Freddie Mac Gold Pool 7.6 Ginnie Mae II Pool 4.8 Uniform Mortgage Backed Securities 1.2 Ginnie Mae I Pool 0.9 Bank of America Corp 0.7 JPMorgan Chase & Co 0.7 Freddie Mac Multifamily Structured pass-thru certificates 0.7 71.8
VIP Investor Freedom 2030 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2030 Portfolio℠
Class Name	VIP Investor Freedom 2030 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2030 Portfolio℠ $10,000 $9,968 $10,616 $12,838 $11,827 $14,715 $17,190 $19,296 $16,034 $18,380 $20,108 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $9,914 $10,780 $12,767 $12,083 $14,793 $16,919 $18,813 $15,710 $18,104 $19,897 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2030 Portfolio℠ 9.40% 6.44% 7.23% Fidelity VIP Freedom 2030 Composite Index℠ 9.90% 6.11% 7.12% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 357,585,814
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$357,585,814
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 33.3 International Equity Funds 28.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 33.3 International Equity Funds - 28.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 18.7 VIP Investment Grade Bond II Portfolio - Investor Class 17.5 VIP Emerging Markets Portfolio - Investor Class 10.1 VIP Growth Portfolio - Investor Class 9.7 Fidelity Inflation-Protected Bond Index Fund 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.4 VIP Growth & Income Portfolio - Investor Class 6.5 VIP Contrafund Portfolio - Investor Class 5.8 VIP Equity Income Portfolio - Investor Class 4.8 Fidelity International Bond Index Fund 3.4 92.3
VIP Freedom 2025 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,982 $10,599 $12,496 $11,681 $14,235 $16,505 $18,293 $15,288 $17,370 $18,841 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $9,947 $10,701 $12,368 $11,828 $14,193 $16,117 $17,707 $14,874 $16,975 $18,500 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 8.47% 5.77% 6.54% Fidelity VIP Freedom 2025 Composite Index℠ 8.98% 5.44% 6.35% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 391,334,231
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 44.5 Domestic Equity Funds 29.4 International Equity Funds 26.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.5 Domestic Equity Funds - 29.4 International Equity Funds - 26.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.3 VIP Overseas Portfolio - Initial Class 16.9 Fidelity Inflation-Protected Bond Index Fund 12.0 VIP Emerging Markets Portfolio - Initial Class 9.2 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Growth & Income Portfolio - Initial Class 5.8 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 4.0 93.0
VIP Asset Manager Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Asset Manager Portfolio
Class Name	VIP Asset Manager Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,003 $10,304 $11,740 $11,101 $13,117 $15,051 $16,525 $14,041 $15,852 $17,174 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,032 $10,667 $12,015 $11,583 $13,624 $15,355 $16,754 $14,416 $16,374 $17,861 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.34% 5.54% 5.56% Fidelity Asset Manager 50% Composite Index℠ 9.08% 5.56% 5.97% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 904,415,380
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 4,688,967
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 2.6 AA 0.2 A 2.9 BBB 5.7 BB 1.3 B 0.9 CCC,CC,C 0.2 D 0.0 Not Rated 0.7 Equities 56.9 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 2.6 AA - 0.2 A - 2.9 BBB - 5.7 BB - 1.3 B - 0.9 CCC,CC,C - 0.2 D - 0.0 Not Rated - 0.7 Equities - 56.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 13.7 Information Technology 13.4 Industrials 6.6 Consumer Discretionary 6.1 Health Care 5.3 Communication Services 4.5 Consumer Staples 2.6 Energy 2.4 Real Estate 2.0 Materials 2.0 Utilities 1.2 Equities 55.9 Bonds 39.4 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Equities - 55.9 Bonds - 39.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 14.0 US Treasury Bonds 3.9 Microsoft Corp 2.3 Fannie Mae Mortgage pass-thru certificates 2.2 NVIDIA Corp 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 2.1 Ginnie Mae II Pool 1.7 Freddie Mac Gold Pool 1.5 Alphabet Inc Class A 1.5 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2010 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2010 Portfolio℠
Class Name	VIP Freedom 2010 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,971 $10,515 $11,890 $11,414 $13,250 $14,905 $15,783 $13,648 $14,942 $15,745 Fidelity VIP Freedom 2010 Composite Index℠ $10,000 $9,984 $10,555 $11,726 $11,465 $13,141 $14,510 $15,300 $13,328 $14,643 $15,490 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 5.38% 3.51% 4.64% Fidelity VIP Freedom 2010 Composite Index℠ 5.78% 3.34% 4.47% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 249,525,780
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 60.0 International Equity Funds 15.4 Domestic Equity Funds 13.4 Short-Term Funds 11.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.0 International Equity Funds - 15.4 Domestic Equity Funds - 13.4 Short-Term Funds - 11.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 37.3 Fidelity Inflation-Protected Bond Index Fund 15.2 VIP Government Money Market Portfolio - Initial Class 11.2 VIP Overseas Portfolio - Initial Class 9.2 VIP Emerging Markets Portfolio - Initial Class 6.2 VIP Growth Portfolio - Initial Class 4.0 Fidelity International Bond Index Fund 3.4 Fidelity Long-Term Treasury Bond Index Fund 2.9 VIP Growth & Income Portfolio - Initial Class 2.6 VIP Contrafund Portfolio - Initial Class 2.3 94.3
VIP Target Volatility Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Target Volatility Portfolio
Class Name	VIP Target Volatility Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite benchmark, whereas security selection detracted.
•The portfolio's core equity allocation strategy pressured the fund's relative return. Specifically, a favorable overweight in U.S. stocks added value but outsized exposure to international developed- and emerging markets equities notably detracted as returns in the latter two asset classes substantially lagged their U.S. counterparts in 2024.
•The fund's fixed-income positioning was quite beneficial from a relative performance standpoint, especially a sizable underweight in investment-grade bonds. In contrast, adjustments made to the fund's cash position during the year slightly hurt.
•In terms of security selection, picks among U.S. equities weighed on relative performance due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most. Conversely, a stake in Fidelity® Contrafund, which handily outperformed the broader fund's equity benchmark, was a plus.
•Stock picks in international developed-markets modestly boosted the fund's relative outcome, led by positions in Fidelity® Enhanced International Equity Fund and Fidelity® Overseas Fund. On the other hand, investment choices among emerging-markets equities slightly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund outperformed and contributed from a security selection standpoint.
•As of December 31, the fund maintained outsized exposure to U.S. stocks, as well as international developed- and emerging-markets equities. We increased the portfolio's U.S. overweight this period. Investment-grade bond and cash allocations remained well below the fund's target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $9,866 $10,365 $12,054 $11,332 $13,444 $14,653 $16,417 $13,847 $15,775 $17,322 Fidelity VIP Target Volatility Portfolio Composite Index℠ $10,000 $10,051 $10,711 $12,252 $11,714 $14,057 $15,964 $17,855 $15,128 $17,431 $19,242 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.80% 5.20% 5.65% Fidelity VIP Target Volatility Portfolio Composite Index℠ 10.39% 6.48% 6.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,503,555
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 283,336
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$175,503,555
Number of Holdings	25
Total Advisory Fee	$283,336
Portfolio Turnover	56%

Holdings [Text Block]	Domestic Equity Funds 45.1 International Equity Funds 32.6 Bond Funds 20.0 Alternative Funds 2.0 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.1 International Equity Funds - 32.6 Bond Funds - 20.0 Alternative Funds - 2.0 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.6 Fidelity Total Bond Fund 19.2 Fidelity Enhanced International ETF 10.9 Fidelity Enhanced Large Cap Core ETF 9.8 Fidelity Emerging Markets Fund 8.3 Fidelity Overseas Fund 6.6 Fidelity International Value Fund 3.2 Fidelity Contrafund 2.9 Fidelity Hedged Equity Fund 2.0 iShares Core MSCI Emerging Markets ETF 1.7 95.2
VIP Investment Grade Bond II Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2022 through December 31, 2024. Initial investment of $10,000. Investor Class $10,000 $9,467 $10,024 Bloomberg U.S. Aggregate Bond Index $10,000 $9,504 $10,029 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 1.52% 0.67% Bloomberg U.S. Aggregate Bond Index 1.25% 0.59% A From May 27, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,249,669,268
Holdings Count | shares	4,841
Advisory Fees Paid, Amount	$ 12,203,892
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,249,669,268
Number of Holdings	4,841
Total Advisory Fee	$12,203,892
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 65.2 AAA 8.6 AA 0.7 A 8.9 BBB 13.4 BB 1.7 B 0.9 CCC,CC,C 0.0 Not Rated 5.4 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 65.2 AAA - 8.6 AA - 0.7 A - 8.9 BBB - 13.4 BB - 1.7 B - 0.9 CCC,CC,C - 0.0 Not Rated - 5.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.2 Corporate Bonds 23.5 U.S. Government Agency - Mortgage Securities 18.0 Asset-Backed Securities 8.8 CMOs and Other Mortgage Related Securities 6.8 Foreign Government and Government Agency Obligations 0.3 Purchased Options 0.1 Other Investments 0.1 Municipal Securities 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.2 Corporate Bonds - 23.5 U.S. Government Agency - Mortgage Securities - 18.0 Asset-Backed Securities - 8.8 CMOs and Other Mortgage Related Securities - 6.8 Foreign Government and Government Agency Obligations - 0.3 Purchased Options - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.8)% United States 90.3 Grand Cayman (UK Overseas Ter) 4.9 Mexico 0.9 Ireland 0.6 Multi-national 0.6 United Kingdom 0.5 Switzerland 0.4 Netherlands 0.4 Bailiwick Of Jersey 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 4.9 Mexico - 0.9 Ireland - 0.6 Multi-national - 0.6 United Kingdom - 0.5 Switzerland - 0.4 Netherlands - 0.4 Bailiwick Of Jersey - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.3 US Treasury Bonds 10.9 Fannie Mae Mortgage pass-thru certificates 6.3 Ginnie Mae II Pool 5.3 Freddie Mac Gold Pool 3.0 Uniform Mortgage Backed Securities 2.8 Freddie Mac Multifamily Structured pass-thru certificates 1.9 Bank of America Corp 1.2 Morgan Stanley 1.2 JPMorgan Chase & Co 1.2 70.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2015 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2015 Portfolio℠
Class Name	VIP Investor Freedom 2015 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2015 Portfolio℠ $10,000 $9,966 $10,546 $12,126 $11,518 $13,618 $15,484 $16,667 $14,237 $15,781 $16,795 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $9,970 $10,622 $12,001 $11,636 $13,578 $15,155 $16,227 $13,946 $15,534 $16,608 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom 2015 Portfolio℠ 6.43% 4.28% 5.32% Fidelity VIP Freedom 2015 Composite Index℠ 6.91% 4.11% 5.20% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,975,451
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$88,975,451
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.1 Domestic Equity Funds 18.9 Short-Term Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.1 Domestic Equity Funds - 18.9 Short-Term Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 34.3 Fidelity Inflation-Protected Bond Index Fund 13.8 VIP Overseas Portfolio - Investor Class 11.9 VIP Emerging Markets Portfolio - Investor Class 7.2 VIP Government Money Market Portfolio - Investor Class 5.7 VIP Growth Portfolio - Investor Class 5.5 VIP Growth & Income Portfolio - Investor Class 3.8 Fidelity International Bond Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 VIP Contrafund Portfolio - Investor Class 3.3 92.5
VIP Freedom 2015 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2015 Portfolio℠
Class Name	VIP Freedom 2015 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,956 $10,535 $12,109 $11,489 $13,582 $15,431 $16,603 $14,168 $15,706 $16,716 Fidelity VIP Freedom 2015 Composite Index℠ $10,000 $9,970 $10,622 $12,001 $11,636 $13,578 $15,155 $16,227 $13,946 $15,534 $16,608 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 6.43% 4.24% 5.27% Fidelity VIP Freedom 2015 Composite Index℠ 6.91% 4.11% 5.20% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,148,499
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 56.3 International Equity Funds 19.1 Domestic Equity Funds 18.8 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.3 International Equity Funds - 19.1 Domestic Equity Funds - 18.8 Short-Term Funds - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 34.3 Fidelity Inflation-Protected Bond Index Fund 14.1 VIP Overseas Portfolio - Initial Class 11.9 VIP Emerging Markets Portfolio - Initial Class 7.2 VIP Government Money Market Portfolio - Initial Class 5.8 VIP Growth Portfolio - Initial Class 5.5 VIP Growth & Income Portfolio - Initial Class 3.7 Fidelity International Bond Index Fund 3.7 VIP Contrafund Portfolio - Initial Class 3.3 Fidelity Long-Term Treasury Bond Index Fund 3.0 92.5
VIP Investor Freedom Income Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom Income Portfolio℠
Class Name	VIP Investor Freedom Income Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom Income Portfolio℠ $10,000 $9,963 $10,404 $11,284 $11,054 $12,383 $13,671 $14,119 $12,421 $13,400 $13,977 Fidelity VIP Freedom Income Composite Index℠ $10,000 $10,012 $10,397 $11,135 $11,058 $12,258 $13,314 $13,734 $12,175 $13,190 $13,828 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year VIP Investor Freedom Income Portfolio℠ 4.31% 2.45% 3.41% Fidelity VIP Freedom Income Composite Index℠ 4.84% 2.44% 3.29% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 76,504,375
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$76,504,375
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 62.4 Short-Term Funds 15.4 International Equity Funds 12.8 Domestic Equity Funds 9.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.4 Short-Term Funds - 15.4 International Equity Funds - 12.8 Domestic Equity Funds - 9.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Investor Class 39.3 Fidelity Inflation-Protected Bond Index Fund 15.7 VIP Government Money Market Portfolio - Investor Class 15.4 VIP Overseas Portfolio - Investor Class 7.4 VIP Emerging Markets Portfolio - Investor Class 5.4 Fidelity International Bond Index Fund 3.2 Fidelity Long-Term Treasury Bond Index Fund 3.0 VIP Growth Portfolio - Investor Class 2.8 VIP Growth & Income Portfolio - Investor Class 1.9 VIP Contrafund Portfolio - Investor Class 1.7 95.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Investor Freedom 2005 Portfolio℠ merged into VIP Investor Freedom Income Portfolio℠ on June 7, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP FundsManager 85% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 85% Portfolio
Class Name	VIP FundsManager® 85% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,035 $10,584 $13,007 $11,826 $14,917 $17,493 $20,579 $17,041 $20,020 $22,499 Fidelity VIP FundsManager 85% Composite Index℠ $10,000 $10,033 $10,867 $12,975 $12,135 $15,212 $17,643 $20,771 $17,159 $20,484 $23,360 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 12.38% 8.57% 8.45% Fidelity VIP FundsManager 85% Composite Index℠ 14.04% 8.96% 8.85% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 959,355,337
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 896,733
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%

Holdings [Text Block]	Domestic Equity Funds 53.5 International Equity Funds 31.8 Bond Funds 13.1 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.5 International Equity Funds - 31.8 Bond Funds - 13.1 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 43.2 Fidelity Overseas Fund 9.7 Fidelity Emerging Markets Fund 8.9 Fidelity Total Bond Fund 4.8 VIP Investment Grade Bond II Portfolio - Investor Class 4.8 Fidelity International Discovery Fund 2.5 Fidelity Stock Selector Small Cap Fund 2.3 Fidelity Enhanced International ETF 2.2 Fidelity International Capital Appreciation Fund 2.1 VIP Value Strategies Portfolio - Investor Class 2.0 82.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2065 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2065 Portfolio℠
Class Name	VIP Freedom 2065 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 11, 2019 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $11,179 $13,343 $15,719 $12,855 $15,342 Fidelity VIP Freedom 2065 Composite Index℠ $10,000 $11,078 $12,911 $15,000 $12,279 $14,749 S&P 500® Index $10,000 $11,346 $13,433 $17,289 $14,158 $17,880 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Initial Class 13.85% 9.34% 10.23% Fidelity VIP Freedom 2065 Composite Index℠ 14.43% 8.78% 9.57% S&P 500® Index 25.02% 14.53% 15.07% A From April 11, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,325,971
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2045 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,963 $10,634 $13,125 $11,817 $15,173 $18,083 $21,282 $17,386 $20,747 $23,590 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 13.70% 9.23% 8.96% Fidelity VIP Freedom 2045 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 193,295,202
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP FundsManager 60% Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $10,041 $10,522 $12,309 $11,517 $13,876 $15,975 $17,947 $15,244 $17,404 $19,071 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,051 $10,711 $12,252 $11,714 $14,057 $15,964 $17,855 $15,128 $17,431 $19,242 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.58% 6.57% 6.67% Fidelity VIP FundsManager 60% Composite Index℠ 10.39% 6.48% 6.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,873,861,179
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 6,697,647
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 38.2 Bond Funds 33.8 International Equity Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.2 Bond Funds - 33.8 International Equity Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.1 Fidelity Total Bond Fund 15.0 VIP Investment Grade Bond II Portfolio - Investor Class 14.9 Fidelity Overseas Fund 7.0 Fidelity Emerging Markets Fund 6.4 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.7 Fidelity Stock Selector Small Cap Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 81.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Strategic Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Strategic Income Portfolio
Class Name	VIP Strategic Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,827 $10,628 $11,447 $11,140 $12,345 $13,279 $13,753 $12,187 $13,336 $14,117 Fidelity Strategic Income Composite Index℠ $10,000 $9,764 $10,671 $11,388 $11,224 $12,406 $13,229 $13,394 $11,829 $12,952 $13,629 Bloomberg U.S. Universal Bond Index $10,000 $10,043 $10,436 $10,863 $10,835 $11,842 $12,739 $12,598 $10,961 $11,638 $11,875 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 5.86% 2.72% 3.51% Fidelity Strategic Income Composite Index℠ 5.23% 1.90% 3.14% Bloomberg U.S. Universal Bond Index 2.04% 0.06% 1.73% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,508,793,887
Holdings Count | shares	1,470
Advisory Fees Paid, Amount	$ 9,132,751
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.8 AAA 2.9 AA 1.8 A 1.9 BBB 7.6 BB 13.4 B 17.9 CCC,CC,C 5.6 D 0.0 Not Rated 9.0 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.8 AAA - 2.9 AA - 1.8 A - 1.9 BBB - 7.6 BB - 13.4 B - 17.9 CCC,CC,C - 5.6 D - 0.0 Not Rated - 9.0 Equities - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.6 U.S. Government & Investment Grade-Debt 30.1 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.5 Floating-Rate debt 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 40.6 U.S. Government & Investment Grade-Debt - 30.1 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.5 Floating-Rate debt - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.6 Germany 6.1 Mexico 1.3 Brazil 1.1 United Kingdom 1.1 Canada 1.0 France 1.0 Saudi Arabia 0.8 Turkey 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.6 Germany - 6.1 Mexico - 1.3 Brazil - 1.1 United Kingdom - 1.1 Canada - 1.0 France - 1.0 Saudi Arabia - 0.8 Turkey - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 18.8 US Treasury Bonds 5.7 German Federal Republic 5.7 Freddie Mac Multifamily Structured pass-thru certificates 3.9 TransDigm Inc 1.3 EchoStar Corp 0.8 Energy Transfer LP 0.8 Argentine Republic 0.7 Turkish Republic 0.7 NVIDIA Corp 0.7 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2045 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2045 Portfolio℠
Class Name	VIP Freedom 2045 Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,974 $10,653 $13,165 $11,863 $15,253 $18,191 $21,434 $17,530 $20,933 $23,830 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $9,894 $10,838 $13,109 $12,185 $15,394 $17,940 $20,843 $17,062 $20,494 $23,452 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 13.84% 9.33% 9.07% Fidelity VIP Freedom 2045 Composite Index℠ 14.43% 8.78% 8.90% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 193,295,202
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 27.8 VIP Growth Portfolio - Initial Class 15.0 VIP Emerging Markets Portfolio - Initial Class 13.1 VIP Growth & Income Portfolio - Initial Class 10.1 VIP Contrafund Portfolio - Initial Class 9.0 VIP Equity-Income Portfolio - Initial Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Initial Class 5.1 VIP Value Strategies Portfolio - Initial Class 2.6 VIP Mid Cap Portfolio - Initial Class 2.3 99.0
VIP Government Money Market Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Government Money Market Portfolio
Class Name	VIP Government Money Market Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 8,497,434,407
Holdings Count | shares	552
Advisory Fees Paid, Amount	$ 22,031,036
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 59.4 8-30 9.4 31-60 13.8 61-90 7.4 91-180 7.4 >180 3.4 Repurchase Agreements 37.1 U.S. Treasury Obligations 32.4 U.S. Government Agency - Debt 31.3 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 37.1 U.S. Treasury Obligations - 32.4 U.S. Government Agency - Debt - 31.3 Net Other Assets (Liabilities) - (0.8)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Investor Freedom 2045 Portfolio
Shareholder Report [Line Items]
Fund Name	VIP Investor Freedom 2045 Portfolio℠
Class Name	VIP Investor Freedom 2045 Portfolio℠
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2023 through December 31, 2024. Initial investment of $10,000. VIP Investor Freedom 2045 Portfolio℠ $10,000 $11,039 Fidelity VIP Freedom 2045 Composite Index℠ $10,000 $11,108 S&P 500® Index $10,000 $11,636 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A VIP Investor Freedom 2045 Portfolio℠ 13.74% 14.14% Fidelity VIP Freedom 2045 Composite Index℠ 14.43% 14.96% S&P 500® Index 25.02% 24.34% A From April 13, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,660,285
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,660,285
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 7.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 7.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Investor Class 27.8 VIP Growth Portfolio - Investor Class 15.0 VIP Emerging Markets Portfolio - Investor Class 13.1 VIP Growth & Income Portfolio - Investor Class 10.1 VIP Contrafund Portfolio - Investor Class 9.0 VIP Equity Income Portfolio - Investor Class 7.4 Fidelity Long-Term Treasury Bond Index Fund 6.6 VIP Value Portfolio - Investor Class 5.1 VIP Value Strategies Portfolio - Investor Class 2.6 VIP Mid Cap Portfolio - Investor Class 2.3 99.0
VIP FundsManager 60% Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP FundsManager® 60% Portfolio
Class Name	VIP FundsManager® 60% Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,027 $10,493 $12,252 $11,454 $13,773 $15,828 $17,760 $15,052 $17,170 $18,793 Fidelity VIP FundsManager 60% Composite Index℠ $10,000 $10,051 $10,711 $12,252 $11,714 $14,057 $15,964 $17,855 $15,128 $17,431 $19,242 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 9.45% 6.41% 6.51% Fidelity VIP FundsManager 60% Composite Index℠ 10.39% 6.48% 6.76% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,873,861,179
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 6,697,647
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 38.2 Bond Funds 33.8 International Equity Funds 23.7 Alternative Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 38.2 Bond Funds - 33.8 International Equity Funds - 23.7 Alternative Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Stock Selector All Cap Portfolio - Investor Class 30.1 Fidelity Total Bond Fund 15.0 VIP Investment Grade Bond II Portfolio - Investor Class 14.9 Fidelity Overseas Fund 7.0 Fidelity Emerging Markets Fund 6.4 Fidelity Enhanced International ETF 1.8 Fidelity International Discovery Fund 1.7 Fidelity Stock Selector Small Cap Fund 1.6 Fidelity Inflation-Protected Bond Index Fund 1.4 Fidelity International Capital Appreciation Fund 1.4 81.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Freedom 2025 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2025 Portfolio℠
Class Name	VIP Freedom 2025 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,964 $10,573 $12,459 $11,635 $14,159 $16,401 $18,156 $15,159 $17,203 $18,648 Fidelity VIP Freedom 2025 Composite Index℠ $10,000 $9,947 $10,701 $12,368 $11,828 $14,193 $16,117 $17,707 $14,874 $16,975 $18,500 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 8.40% 5.66% 6.43% Fidelity VIP Freedom 2025 Composite Index℠ 8.98% 5.44% 6.35% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 391,334,231
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 44.5 Domestic Equity Funds 29.4 International Equity Funds 26.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.5 Domestic Equity Funds - 29.4 International Equity Funds - 26.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Investment Grade Bond II Portfolio - Initial Class 20.3 VIP Overseas Portfolio - Initial Class 16.9 Fidelity Inflation-Protected Bond Index Fund 12.0 VIP Emerging Markets Portfolio - Initial Class 9.2 VIP Growth Portfolio - Initial Class 8.5 Fidelity Long-Term Treasury Bond Index Fund 7.0 VIP Growth & Income Portfolio - Initial Class 5.8 VIP Contrafund Portfolio - Initial Class 5.1 VIP Equity-Income Portfolio - Initial Class 4.2 Fidelity International Bond Index Fund 4.0 93.0
VIP Freedom 2030 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Freedom 2030 Portfolio℠
Class Name	VIP Freedom 2030 Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Service Class $10,000 $9,966 $10,616 $12,826 $11,815 $14,695 $17,157 $19,257 $15,994 $18,322 $20,034 Fidelity VIP Freedom 2030 Composite Index℠ $10,000 $9,914 $10,780 $12,767 $12,083 $14,793 $16,919 $18,813 $15,710 $18,104 $19,897 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 9.34% 6.40% 7.20% Fidelity VIP Freedom 2030 Composite Index℠ 9.90% 6.11% 7.12% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 784,775,482
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 37.9 Domestic Equity Funds 33.3 International Equity Funds 28.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.9 Domestic Equity Funds - 33.3 International Equity Funds - 28.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) VIP Overseas Portfolio - Initial Class 18.7 VIP Investment Grade Bond II Portfolio - Initial Class 17.5 VIP Emerging Markets Portfolio - Initial Class 10.1 VIP Growth Portfolio - Initial Class 9.7 Fidelity Inflation-Protected Bond Index Fund 8.4 Fidelity Long-Term Treasury Bond Index Fund 7.4 VIP Growth & Income Portfolio - Initial Class 6.5 VIP Contrafund Portfolio - Initial Class 5.8 VIP Equity-Income Portfolio - Initial Class 4.8 Fidelity International Bond Index Fund 3.4 92.3
VIP Investment Grade Bond II Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Investment Grade Bond II Portfolio
Class Name	VIP Investment Grade Bond II Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2022 through December 31, 2024. Initial investment of $10,000. Initial Class $10,000 $9,469 $10,029 Bloomberg U.S. Aggregate Bond Index $10,000 $9,504 $10,029 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Initial Class 1.59% 0.72% Bloomberg U.S. Aggregate Bond Index 1.25% 0.59% A From May 27, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,249,669,268
Holdings Count | shares	4,841
Advisory Fees Paid, Amount	$ 12,203,892
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,249,669,268
Number of Holdings	4,841
Total Advisory Fee	$12,203,892
Portfolio Turnover	217%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 65.2 AAA 8.6 AA 0.7 A 8.9 BBB 13.4 BB 1.7 B 0.9 CCC,CC,C 0.0 Not Rated 5.4 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 65.2 AAA - 8.6 AA - 0.7 A - 8.9 BBB - 13.4 BB - 1.7 B - 0.9 CCC,CC,C - 0.0 Not Rated - 5.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.2 Corporate Bonds 23.5 U.S. Government Agency - Mortgage Securities 18.0 Asset-Backed Securities 8.8 CMOs and Other Mortgage Related Securities 6.8 Foreign Government and Government Agency Obligations 0.3 Purchased Options 0.1 Other Investments 0.1 Municipal Securities 0.0 Preferred Securities 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.2 Corporate Bonds - 23.5 U.S. Government Agency - Mortgage Securities - 18.0 Asset-Backed Securities - 8.8 CMOs and Other Mortgage Related Securities - 6.8 Foreign Government and Government Agency Obligations - 0.3 Purchased Options - 0.1 Other Investments - 0.1 Municipal Securities - 0.0 Preferred Securities - 0.0 Bank Loan Obligations - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.8)% United States 90.3 Grand Cayman (UK Overseas Ter) 4.9 Mexico 0.9 Ireland 0.6 Multi-national 0.6 United Kingdom 0.5 Switzerland 0.4 Netherlands 0.4 Bailiwick Of Jersey 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Grand Cayman (UK Overseas Ter) - 4.9 Mexico - 0.9 Ireland - 0.6 Multi-national - 0.6 United Kingdom - 0.5 Switzerland - 0.4 Netherlands - 0.4 Bailiwick Of Jersey - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 36.3 US Treasury Bonds 10.9 Fannie Mae Mortgage pass-thru certificates 6.3 Ginnie Mae II Pool 5.3 Freddie Mac Gold Pool 3.0 Uniform Mortgage Backed Securities 2.8 Freddie Mac Multifamily Structured pass-thru certificates 1.9 Bank of America Corp 1.2 Morgan Stanley 1.2 JPMorgan Chase & Co 1.2 70.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Bond Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Bond Index Portfolio
Class Name	VIP Bond Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2018 through December 31, 2024. Initial investment of $10,000. Service Class 2 $10,000 $10,172 $10,999 $11,798 $11,534 $9,991 $10,503 Bloomberg U.S. Aggregate Bond Index $10,000 $10,216 $11,106 $11,940 $11,756 $10,226 $10,792 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Service Class 2 1.00% -0.72% 0.88% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.33% A From April 19, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 969,508,026
Holdings Count | shares	3,106
Advisory Fees Paid, Amount	$ 784,003
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.2 AAA 2.5 AA 2.1 A 13.2 BBB 11.9 BB 0.3 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.2 AAA - 2.5 AA - 2.1 A - 13.2 BBB - 11.9 BB - 0.3 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.9 Corporate Bonds 27.1 U.S. Government Agency - Mortgage Securities 24.9 Foreign Government and Government Agency Obligations 1.5 CMOs and Other Mortgage Related Securities 1.2 U.S. Government Agency Obligations 0.4 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.9 Corporate Bonds - 27.1 U.S. Government Agency - Mortgage Securities - 24.9 Foreign Government and Government Agency Obligations - 1.5 CMOs and Other Mortgage Related Securities - 1.2 U.S. Government Agency Obligations - 0.4 Municipal Securities - 0.4 Asset-Backed Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.2 United Kingdom 1.3 Canada 1.0 Japan 0.8 Multi-national 0.8 Mexico 0.5 Germany 0.3 Spain 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 United Kingdom - 1.3 Canada - 1.0 Japan - 0.8 Multi-national - 0.8 Mexico - 0.5 Germany - 0.3 Spain - 0.2 Australia - 0.2 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.6 Fannie Mae Mortgage pass-thru certificates 10.3 US Treasury Bonds 9.3 Freddie Mac Gold Pool 7.6 Ginnie Mae II Pool 4.8 Uniform Mortgage Backed Securities 1.2 Ginnie Mae I Pool 0.9 Bank of America Corp 0.7 JPMorgan Chase & Co 0.7 Freddie Mac Multifamily Structured pass-thru certificates 0.7 71.8